FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226
                                   --------------

                        TEMPLETON GLOBAL INVESTMENT TRUST
                     -----------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ----------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Templeton BRIC Fund .......................................................    3
Templeton Emerging Markets Small Cap Fund .................................    6
Templeton Frontier Markets Fund ...........................................   10
Templeton Income Fund .....................................................   14
Notes to Statements of Investments ........................................   35

                     (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)
                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

       TEMPLETON BRIC FUND                                            INDUSTRY                           SHARES            VALUE
       -------------------                         ----------------------------------------------  ------------------  -------------
       COMMON STOCKS 79.6%
       BRAZIL 11.4%
       AES Tiete SA .............................   Independent Power Producers & Energy Traders          320,277      $   3,023,625
       American Banknote SA .....................          Commercial Services & Supplies                 188,123          1,435,980
       Companhia de Bebidas das Americas
          (AmBev) ...............................                     Beverages                           214,995         11,624,912
   (a) Companhia de Bebidas das Americas (AmBev),
          IDR ...................................                     Beverages                               690             37,309
       Companhia Energetica de Minas Gerais .....                Electric Utilities                        61,685            647,227
       Companhia Paranaense de Energia-Copel ....                Electric Utilities                        75,500          1,002,272
       Gafisa SA ................................                Household Durables                       237,313          1,956,858
       Itau Unibanco Holding SA, ADR ............                 Commercial Banks                      1,605,296         25,411,836
       Localiza Rent a Car SA ...................                    Road & Rail                          572,115          3,534,549
       Porto Seguro SA ..........................                     Insurance                           184,149          1,443,255
       Tele Norte Leste Participacoes SA ........      Diversified Telecommunication Services             227,305          4,294,139
       Wilson Sons Ltd., BDR ....................           Transportation Infrastructure                 322,100          2,499,768
                                                                                                                       -------------
                                                                                                                          56,911,730
                                                                                                                       -------------
       CHINA 40.0%
       Bank of China Ltd., H ....................                 Commercial Banks                      4,780,000          2,275,926
       Beijing Capital Land Ltd., H .............       Real Estate Management & Development            5,194,000          2,251,879
       China Coal Energy Co., H .................            Oil, Gas & Consumable Fuels                5,705,000          6,757,752
       China Construction Bank Corp., H .........                 Commercial Banks                     18,620,000         14,439,696
       China Life Insurance Co. Ltd., H .........                     Insurance                         2,845,000         10,462,393
       China Mobile Ltd. ........................        Wireless Telecommunication Services            3,439,000         34,434,818
       China Shenhua Energy Co. Ltd., H .........            Oil, Gas & Consumable Fuels                1,035,000          3,812,856
       China Shipping Development Co. Ltd., H ...                      Marine                           3,230,000          4,167,796
       China Telecom Corp. Ltd., H ..............      Diversified Telecommunication Services          10,366,000          5,163,003
       China Unicom (Hong Kong) Ltd. ............      Diversified Telecommunication Services           4,356,270          5,767,214
       China Vanke Co. Ltd., B ..................       Real Estate Management & Development            1,400,000          2,023,252
       CNOOC Ltd. ...............................            Oil, Gas & Consumable Fuels                5,042,000          6,252,161
   (a) Hidili Industry International Development
          Ltd. ..................................                  Metals & Mining                      9,490,000          7,457,399
       Honghua Group Ltd. .......................            Energy Equipment & Services                5,797,000          1,316,497
       Huaxin Cement Co. Ltd., B ................              Construction Materials                     151,428            339,501
       Industrial and Commercial Bank of China
          Ltd., H ...............................                 Commercial Banks                     25,677,000         17,891,302
       Lonking Holdings Ltd. ....................                     Machinery                        17,212,000          8,350,704
       PetroChina Co. Ltd., H ...................            Oil, Gas & Consumable Fuels               19,194,000         21,299,423
       Sinotrans Ltd., H ........................              Air Freight & Logistics                 12,780,000          2,902,334
       Soho China Ltd. ..........................       Real Estate Management & Development           32,458,000         20,103,279
   (b) Soho China Ltd., 144A ....................       Real Estate Management & Development              348,500            215,848
       Yanzhou Coal Mining Co. Ltd., H ..........            Oil, Gas & Consumable Fuels               15,782,581         21,708,966
                                                                                                                       -------------
                                                                                                                         199,393,999
                                                                                                                       -------------
       HONG KONG 0.5%
       Harbin Power Equipment Co. Ltd., H .......               Electrical Equipment                    2,774,000          2,616,542
                                                                                                                       -------------
       INDIA 11.6%
   (a) Bharti Airtel Ltd. .......................        Wireless Telecommunication Services              272,035          4,569,618
       Dr. Reddy's Laboratories Ltd. ............                  Pharmaceuticals                         71,656          1,167,280
       Federal Bank Ltd. ........................                 Commercial Banks                        498,688          2,614,587
       Grasim Industries Ltd. ...................              Construction Materials                     133,400          6,454,185


                     Quarterly Statements of Investments | 3

Templeton Global Investment Trust

       TEMPLETON BRIC FUND                                            INDUSTRY                           SHARES            VALUE
       -------------------                         ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       INDIA (CONTINUED)
       Hindalco Industries Ltd. .................                  Metals & Mining                      3,106,800      $   5,624,772
       ICICI Bank Ltd. ..........................                 Commercial Banks                        340,071          5,142,016
       Karnataka Bank Ltd. ......................                 Commercial Banks                        509,475          1,492,682
       Maharashtra Seamless Ltd. ................                  Metals & Mining                        841,400          4,544,441
       Peninsula Land Ltd. ......................       Real Estate Management & Development            2,889,531          4,117,960
   (a) Reliance Industries Ltd. .................            Oil, Gas & Consumable Fuels                  171,400          7,262,873
       Sesa Goa Ltd. ............................                  Metals & Mining                        524,720          2,008,222
       Steel Authority of India Ltd. ............                  Metals & Mining                      3,389,551         10,725,888
       Tata Chemicals Ltd. ......................                     Chemicals                           410,854          1,874,441
                                                                                                                       -------------
                                                                                                                          57,598,965
                                                                                                                       -------------
       RUSSIA 16.1%
       Gazprom, ADR .............................            Oil, Gas & Consumable Fuels                1,123,823         22,791,130
(a, c) Globaltrans Investment PLC, GDR, Reg S ...                    Road & Rail                          120,100            474,395
       LUKOIL Holdings, ADR .....................            Oil, Gas & Consumable Fuels                   12,300            549,810
       LUKOIL Holdings, ADR (London Exchange) ...            Oil, Gas & Consumable Fuels                  305,150         13,524,248
   (a) Mining and Metallurgical Co. Norilsk
          Nickel, ADR ...........................                  Metals & Mining                        404,666          3,682,461
       Mobile TeleSystems .......................        Wireless Telecommunication Services              792,400          4,239,340
       Mobile TeleSystems, ADR ..................        Wireless Telecommunication Services              144,900          5,351,157
   (c) Novolipetsk Steel, GDR, Reg S ............                  Metals & Mining                         75,600          1,544,508
       OAO TMK ..................................            Energy Equipment & Services                  596,435          1,474,221
       OAO TMK, GDR .............................            Energy Equipment & Services                  880,267          9,075,553
       Rosneft Oil Co. ..........................            Oil, Gas & Consumable Fuels                  671,000          3,757,600
   (a) RusHydro .................................                Electric Utilities                    67,253,692          2,548,915
   (a) RusHydro, GDR ............................                Electric Utilities                       424,348          1,608,279
       TNK-BP ...................................            Oil, Gas & Consumable Fuels                2,369,000          2,499,295
   (c) Uralkali, GDR, Reg S .....................                     Chemicals                           314,400          5,052,408
       Vsmpo-Avisma Corp. .......................                  Metals & Mining                         33,222          2,227,394
                                                                                                                       -------------
                                                                                                                          80,400,714
                                                                                                                       -------------
       TOTAL COMMON STOCKS
          (COST $475,255,196) ...................                                                                        396,921,950
                                                                                                                       -------------
       PREFERRED STOCKS 19.3%
       BRAZIL 19.3%
       Banco Bradesco SA, ADR, pfd. .............                 Commercial Banks                      1,045,600         15,443,512
       Itausa - Investimentos Itau SA, pfd. .....                 Commercial Banks                      1,511,599          6,730,052
       Petroleo Brasileiro SA, ADR, pfd. ........            Oil, Gas & Consumable Fuels                1,324,500         44,185,320
       Usinas Siderurgicas de Minas Gerais SA,
          pfd., A ...............................                  Metals & Mining                         59,700          1,278,709
       Vale SA, ADR, pfd., A ....................                  Metals & Mining                      1,878,850         28,840,347
                                                                                                                       -------------
       TOTAL PREFERRED STOCKS
          (COST $82,908,762) ....................                                                                         96,477,940
                                                                                                                       -------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $558,163,958) .......                                                                        493,399,890
                                                                                                                       -------------


                     4 | Quarterly Statements of Investments

Templeton Global Investment Trust

       TEMPLETON BRIC FUND                                                                               SHARES            VALUE
       -------------------                                                                         ------------------  -------------
       SHORT TERM INVESTMENTS (COST $4,381,519)
          0.9%
       MONEY MARKET FUNDS 0.9%
       UNITED STATES 0.9%
   (d) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00% ......................                                                       4,381,519      $   4,381,519
                                                                                                                       -------------
       TOTAL INVESTMENTS (COST $562,545,477)
          99.8% .................................                                                                        497,781,409
       OTHER ASSETS, LESS LIABILITIES 0.2% ......                                                                          1,056,610
                                                                                                                       -------------
       NET ASSETS 100.0% ........................                                                                      $ 498,838,019
                                                                                                                       =============

See Abbreviations on page 40.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the value of this security was $215,848, representing 0.04% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $7,071,311, representing 1.42% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

       TEMPLETON EMERGING MARKETS SMALL CAP FUND                      INDUSTRY                           SHARES              VALUE
       -----------------------------------------   ----------------------------------------------  ------------------  -------------
       COMMON STOCKS 93.5%
       BRAZIL 2.6%
       American Banknote SA .....................           Commercial Services & Supplies                271,400      $   2,071,650
                                                                                                                       -------------
       CAMBODIA 1.1%
       NagaCorp Ltd. ............................           Hotels, Restaurants & Leisure               6,486,502            862,088
                                                                                                                       -------------
       CHINA 13.2%
       Anhui Tianda Oil Pipe Co. Ltd., H ........            Energy Equipment & Services                1,894,000            811,376
   (a) Beauty China Holdings Ltd. ...............                 Personal Products                     3,073,267                 --
       China Shineway Pharmaceutical Group Ltd ..                  Pharmaceuticals                      1,671,000          1,688,271
   (b) Chongqing Machinery and Electric Co.
          Ltd., H ...............................              Industrial Conglomerates                13,430,000          2,166,157
   (b) Hongguo International Holdings Ltd. ......          Textiles, Apparel & Luxury Goods             4,592,000            855,829
       Jiangling Motors Corp. Ltd., B ...........                    Automobiles                          458,900            519,896
       Lianhua Supermarket Holdings Ltd. ........              Food & Staples Retailing                   257,000            416,511
       People's Food Holdings Ltd. ..............                   Food Products                       2,040,000            795,610
       Shanghai Prime Machinery Co. Ltd., H .....                     Machinery                         5,496,000            999,930
       Travelsky Technology Ltd., H .............                    IT Services                        1,591,000            882,760
       Win Hanverky Holdings Ltd. ...............          Textiles, Apparel & Luxury Goods             4,750,000            422,909
   (c) Yorkey Optical International Cayman Ltd...            Leisure Equipment & Products               5,690,000          1,020,542
                                                                                                                       -------------
                                                                                                                          10,579,791
                                                                                                                       -------------
       CZECH REPUBLIC 0.7%
       Pegas Nonwovens SA .......................          Textiles, Apparel & Luxury Goods                29,000            547,859
                                                                                                                       -------------
       EGYPT 3.0%
       Eastern Tobacco ..........................                      Tobacco                             33,291            683,197
       Egyptian International Pharmaceutical
          Industries Co. ........................                  Pharmaceuticals                        277,508          1,339,420
       Paints & Chemical Industries Co. SAE .....                     Chemicals                            63,625            357,706
                                                                                                                       -------------
                                                                                                                           2,380,323
                                                                                                                       -------------
       GERMANY 1.1%
       Zhongde Waste Technology AG ..............                     Machinery                            49,073            888,593
                                                                                                                       -------------
       HONG KONG 8.1%
       Bauhaus International (Holdings) Ltd. ....          Textiles, Apparel & Luxury Goods             2,434,000            314,069
       Chaoda Modern Agriculture (Holdings) Ltd..                   Food Products                       1,160,000            681,041
(b, c) I.T Ltd. .................................                  Specialty Retail                     7,468,000            713,083
       Victory City International Holdings Ltd...          Textiles, Apparel & Luxury Goods            11,414,000          1,428,609
       Wasion Group Holdings Ltd. ...............  Electronic Equipment, Instruments & Components       2,807,810          2,094,110
       Xiwang Sugar Holdings Co. Ltd. ...........                   Food Products                       6,552,000          1,268,145
                                                                                                                       -------------
                                                                                                                           6,499,057
                                                                                                                       -------------
       HUNGARY 1.4%
   (b) Ablon Group Ltd. .........................        Real Estate Management & Development             223,860            163,906
       Egis Nyrt ................................                  Pharmaceuticals                         10,782            972,175
                                                                                                                       -------------
                                                                                                                           1,136,081
                                                                                                                       -------------
       INDIA 13.3%
       Bharati Shipyard Ltd. ....................                     Machinery                           247,938            863,759
       Federal Bank Ltd. ........................                  Commercial Banks                       263,209          1,379,987


                     6 | Quarterly Statements of Investments

Templeton Global Investment Trust

       TEMPLETON EMERGING MARKETS SMALL CAP FUND                      INDUSTRY                           SHARES              VALUE
       -----------------------------------------   ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       INDIA (CONTINUED)
       HCL Infosystems Ltd. .....................                   IT Services                           666,121      $   1,617,523
       JK Cements Ltd. ..........................              Construction Materials                   1,141,461          2,367,784
       Maharashtra Seamless Ltd. ................                 Metals & Mining                         223,316          1,206,140
       MindTree Ltd. ............................                   IT Services                           116,752          1,146,126
       Sesa Goa Ltd. ............................                 Metals & Mining                         481,360          1,842,273
       Union Bank of India Ltd. .................                 Commercial Banks                         48,665            245,873
                                                                                                                       -------------
                                                                                                                          10,669,465
                                                                                                                       -------------
       INDONESIA 1.2%
   (b) PT Panin Life Tbk ........................                    Insurance                         87,720,000            945,305
                                                                                                                       -------------
       IRELAND 2.1%
   (b) Dragon Oil PLC ...........................           Oil, Gas & Consumable Fuels                   284,215          1,699,847
                                                                                                                       -------------
       ISRAEL 0.9%
   (b) Taro Pharmaceutical Industries Ltd. ......                 Pharmaceuticals                          85,100            744,625
                                                                                                                       -------------
       KENYA 1.4%
       East African Breweries Ltd. ..............                    Beverages                            187,800            380,759
   (b) Safaricom Ltd. ...........................       Wireless Telecommunication Services            17,703,400            787,332
                                                                                                                       -------------
                                                                                                                           1,168,091
                                                                                                                       -------------
       LATVIA 1.7%
   (b) Grindeks .................................                 Pharmaceuticals                         223,593          1,337,220
                                                                                                                       -------------
       LEBANON 1.3%
   (d) Banque Audi sal, GDR, Reg S ..............                 Commercial Banks                         15,299          1,026,563
                                                                                                                       -------------
       LUXEMBOURG 0.6%
   (b) Kernel Holding SA ........................                  Food Products                           52,778            525,659
                                                                                                                       -------------
       MALAYSIA 2.5%
       Hartalega Holdings Bhd ...................         Health Care Equipment & Supplies                438,600            486,640
       KNM Group Berhad .........................           Energy Equipment & Services                 6,230,300          1,488,891
                                                                                                                       -------------
                                                                                                                           1,975,531
                                                                                                                       -------------
       MEXICO 1.5%
       Embotelladoras Arca SAB de CV ............                    Beverages                            503,900          1,185,580
                                                                                                                       -------------
       PAKISTAN 0.5%
       Indus Motor Co. Ltd. .....................                   Automobiles                           302,237            397,045
                                                                                                                       -------------
       PHILIPPINES 1.0%
       Pepsi-Cola Products Philippines Inc. .....                    Beverages                         29,830,000            842,375
                                                                                                                       -------------
       POLAND 1.3%
   (b) AmRest Holdings NV .......................          Hotels, Restaurants & Leisure                   39,858            690,943
   (b) Bank Millennium SA, G ....................                 Commercial Banks                        130,000            119,644
   (b) Techmex SA ...............................  Electronic Equipment, Instruments & Components         107,389            216,623
                                                                                                                       -------------
                                                                                                                           1,027,210
                                                                                                                       -------------
       ROMANIA 1.2%
       BRD-Groupe Societe Generale ..............                 Commercial Banks                        350,890            952,235
                                                                                                                       -------------


                     Quarterly Statements of Investments | 7

Templeton Global Investment Trust

       TEMPLETON EMERGING MARKETS SMALL CAP FUND                      INDUSTRY                           SHARES            VALUE
       -----------------------------------------   ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       RUSSIA 4.6%
       OAO TMK, GDR .............................           Energy Equipment & Services                    45,900      $     473,229
   (b) OGK-4 ....................................   Independent Power Producers & Energy Traders       34,039,654          1,099,617
   (b) Synergy Co. ..............................                    Beverages                             20,344            351,712
   (b) Veropharm ................................                 Pharmaceuticals                          88,532          1,775,037
                                                                                                                       -------------
                                                                                                                           3,699,595
                                                                                                                       -------------
       SOUTH AFRICA 3.5%
       Astral Foods Ltd. ........................                  Food Products                           27,510            340,442
       Barloworld Ltd. ..........................             Industrial Conglomerates                    334,000          1,680,176
       Lewis Group Ltd. .........................                 Specialty Retail                        126,393            789,854
                                                                                                                       -------------
                                                                                                                           2,810,472
                                                                                                                       -------------
       SOUTH KOREA 5.2%
       Avista Inc. ..............................         Textiles, Apparel & Luxury Goods                118,842            476,375
       CJ Internet Corp. ........................                      Media                               28,222            311,044
       Duzon Digital Ware Co. Ltd. ..............                     Software                             68,487            335,773
       GS Home Shopping Inc. ....................            Internet & Catalog Retail                      8,200            418,105
       Intelligent Digital Integrated Security
          Co. Ltd. ..............................                Household Durables                        22,599            268,571
       Kangwon Land Inc. ........................          Hotels, Restaurants & Leisure                   16,390            209,568
       Nong Shim Co. Ltd. .......................                  Food Products                            3,680            661,061
   (a) Youngone Corp. ...........................         Textiles, Apparel & Luxury Goods                167,380          1,509,939
                                                                                                                       -------------
                                                                                                                           4,190,436
                                                                                                                       -------------
       THAILAND 1.8%
       Delta Electronics (Thailand) Public Co. ..
          Ltd., fgn .............................  Electronic Equipment, Instruments & Components       1,576,800            592,573
       Hana Microelectronics Public Co. Ltd.,
          fgn ...................................  Electronic Equipment, Instruments & Components       1,763,500            838,776
                                                                                                                           1,431,349
       TURKEY 10.8%
       Akenerji Elektrik Uretim AS ..............   Independent Power Producers & Energy Traders           28,257            183,374
   (b) Gubre Fabrikalari TAS ....................                    Chemicals                            307,220          1,495,279
       Pinar Sut Mamulleri Sanayii AS ...........                  Food Products                          737,812          2,441,897
       Selcuk Ecza Deposu .......................                 Pharmaceuticals                       1,269,255          1,795,630
   (b) Soda Sanayii AS ..........................                    Chemicals                            789,700            819,962
       Tofas Turk Otomobil Fabrikasi AS .........                   Automobiles                           401,000            702,618
   (b) Trakya Cam Sanayii AS ....................                Building Products                        844,000            741,446
   (b) Turkiye Vakiflar Bankasi T.A.O., D .......                 Commercial Banks                        357,000            539,803
                                                                                                                       -------------
                                                                                                                           8,720,009
                                                                                                                       -------------
       UKRAINE 0.2%
   (b) MHP SA, GDR ..............................                  Food Products                           19,100            161,395
                                                                                                                       -------------
       UNITED ARAB EMIRATES 0.3%
   (b) Aramex Co. ...............................             Air Freight & Logistics                     815,000            268,494
                                                                                                                       -------------


                     8 | Quarterly Statements of Investments

Templeton Global Investment Trust

       TEMPLETON EMERGING MARKETS SMALL CAP FUND                      INDUSTRY                           SHARES             VALUE
       -----------------------------------------   ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       UNITED STATES 4.7%
   (b) China Security & Surveillance Technology
          Inc. ..................................  Electronic Equipment, Instruments & Components         194,000      $   1,462,760
   (b) CTC Media Inc. ...........................                      Media                              192,858          2,279,581
                                                                                                                       -------------
                                                                                                                           3,742,341
                                                                                                                       -------------
       VIETNAM 0.7%
       Imexpharm Pharmaceutical JSC .............                 Pharmaceuticals                         108,300            371,704
       Vietnam Container Shipping JSC ...........                      Marine                              51,340            186,318
                                                                                                                       -------------
                                                                                                                             558,022
                                                                                                                       -------------
       TOTAL COMMON STOCKS
          (COST $77,532,623) ....................                                                                         75,044,306
                                                                                                                       -------------
       PREFERRED STOCKS 1.6%
       BRAZIL 1.0%
       Marcopolo SA, pfd. .......................                    Machinery                            344,163            781,969
                                                                                                                       -------------
       CHILE 0.6%
       Embotelladora Andina SA, pfd., A .........                    Beverages                            215,100            522,371
                                                                                                                       -------------
       TOTAL PREFERRED STOCKS
          (COST $1,246,773) .....................                                                                          1,304,340
                                                                                                                       -------------
       TOTAL INVESTMENTS BEFORE
          SHORT TERM INVESTMENTS
          (COST $78,779,396) ....................                                                                         76,348,646
                                                                                                                       -------------
       SHORT TERM INVESTMENTS
       (COST $3,766,428) 4.7%
       MONEY MARKET FUNDS 4.7%
       UNITED STATES 4.7%
   (e) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00% ......................                                                       3,766,428          3,766,428
                                                                                                                       -------------
       TOTAL INVESTMENTS
          (COST $82,545,824) 99.8% ..............                                                                         80,115,074
       OTHER ASSETS, LESS LIABILITIES 0.2% ......                                                                            181,288
                                                                                                                       -------------
       NET ASSETS 100.0% ........................                                                                      $  80,296,362
                                                                                                                       =============

See Abbreviations on page 40.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2009, the aggregate value of these securities was $1,509,939, representing 1.88% of net assets.

(b)  Non-income producing.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the value of this security was $1,026,563, representing 1.28% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

       TEMPLETON FRONTIER MARKETS FUND                                INDUSTRY                            SHARES           VALUE
       -------------------------------             ----------------------------------------------  ------------------  -------------
       COMMON STOCKS 77.2%
       CAMBODIA 1.6%
       NagaCorp Ltd. ............................          Hotels, Restaurants & Leisure                1,161,611      $     154,384
                                                                                                                       -------------
       CHILE 1.1%
       Banco Santander Chile SA, ADR ............                 Commercial Banks                          1,400             65,366
       Lan Airlines SA, ADR .....................                     Airlines                              3,700             44,511
                                                                                                                       -------------
                                                                                                                             109,877
                                                                                                                       -------------
       CROATIA 0.9%
       Hrvatske Telekomunikacije dd, GDR ........      Diversified Telecommunication Services               2,100             88,490
                                                                                                                       -------------
       EGYPT 8.9%
       Alexandria Mineral Oils Co. ..............                    Chemicals                              4,402             37,772
       Commercial International Bank Ltd. .......                 Commercial Banks                         16,000            140,465
   (a) Delta Sugar Co. ..........................                  Food Products                           16,221             48,106
       Egyptian Financial and Industrial Co. ....                    Chemicals                             14,750             62,359
       Egyptian International Pharmaceutical
          Industries Co. ........................                 Pharmaceuticals                          19,361             93,448
       El Ezz Aldekhela Steel Alexa Co. .........                 Metals & Mining                             220             27,808
       Maridive & Oil Services SAE ..............           Energy Equipment & Services                    12,350             46,930
(a, b) Orascom Telecom Holding SAE, GDR,
          Reg S .................................       Wireless Telecommunication Services                 5,800            153,526
       Paints & Chemical Industries Co. SAE .....                    Chemicals                             17,418             97,926
       Telecom Egypt ............................      Diversified Telecommunication Services              54,790            154,556
                                                                                                                       -------------
                                                                                                                             862,896
                                                                                                                       -------------
       GEORGIA 0.9%
(a, b) Bank of Georgia JSC, GDR, Reg S ..........          Diversified Financial Services                  15,900             87,450
                                                                                                                       -------------
       INDONESIA 4.0%
       PT Astra International Tbk ...............                   Automobiles                            12,000             27,980
       PT Bank Danamon Indonesia Tbk ............                 Commercial Banks                        191,000             90,284
       PT Gudang Garam Tbk ......................                     Tobacco                              81,500            100,203
   (a) PT Panin Life Tbk ........................                    Insurance                          4,229,000             45,573
   (a) PT Semen Gresik (Persero) Tbk ............              Construction Materials                      99,000             47,524
       PT Telekomunikasi Indonesia, B ...........      Diversified Telecommunication Services             104,000             76,414
                                                                                                                       -------------
                                                                                                                             387,978
                                                                                                                       -------------
       JORDAN 3.9%
       Arab Bank PLC ............................                 Commercial Banks                         15,660            290,090
       Arab Potash Co. Ltd. .....................                    Chemicals                              1,814             94,692
                                                                                                                       -------------
                                                                                                                             384,782
                                                                                                                       -------------
       KAZAKHSTAN 0.8%
       KazMuniGas Exploration Production,
          GDR ...................................           Oil, Gas & Consumable Fuels                     4,050             76,707
                                                                                                                       -------------
       KENYA 7.6%
       British American Tobacco Kenya Ltd.
          Corp. .................................                     Tobacco                              99,400            223,634
       East African Breweries Ltd. ..............                    Beverages                            125,600            254,650
       Equity Bank Ltd. .........................                 Commercial Banks                        340,000             75,605
       Kenya Airways Ltd. .......................                     Airlines                            204,600             65,568
   (a) Safaricom Ltd. ...........................       Wireless Telecommunication Services             2,642,700            117,530
                                                                                                                       -------------
                                                                                                                             736,987
                                                                                                                       -------------


                    10 | Quarterly Statements of Investments

Templeton Global Investment Trust

       TEMPLETON FRONTIER MARKETS FUND                                INDUSTRY                            SHARES           VALUE
       -------------------------------             ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       KUWAIT 3.2%
       Kout Food Group ..........................          Hotels, Restaurants & Leisure                   90,000      $     140,024
       National Bank of Kuwait ..................                 Commercial Banks                          5,500             24,476
       National Mobile Telecommunications Co. ...       Wireless Telecommunication Services                25,000            149,497
                                                                                                                       -------------
                                                                                                                             313,997
                                                                                                                       -------------
       LATVIA 2.4%
   (a) Grindeks .................................                 Pharmaceuticals                          38,460            230,014
                                                                                                                       -------------
       LITHUANIA 0.3%
       Teo LT AB ................................      Diversified Telecommunication Services              62,218             28,049
                                                                                                                       -------------
       MALAWI 1.7%
   (b) Press Corp. Ltd., GDR, Reg S .............                 Capital Markets                           9,650            164,840
                                                                                                                       -------------
       MAURITIUS 2.1%
       Mauritius Commercial Bank ................                 Commercial Banks                         42,973            165,756
       New Mauritius Hotels Ltd. ................          Hotels, Restaurants & Leisure                   12,960             42,452
                                                                                                                       -------------
                                                                                                                             208,208
                                                                                                                       -------------
       NETHERLANDS 0.9%
   (a) Vimetco NV, GDR ..........................                 Metals & Mining                          98,250             85,477
                                                                                                                       -------------
       NIGERIA 3.3%
       Dangote Sugar Refinery PLC ...............                  Food Products                          602,880             69,058
       Guinness Nigeria PLC .....................                    Beverages                             98,193             85,501
       Nigerian Breweries PLC ...................                    Beverages                            103,966             34,407
       UAC of Nigeria PLC .......................             Industrial Conglomerates                    523,671            129,053
                                                                                                                       -------------
                                                                                                                             318,019
                                                                                                                       -------------
       OMAN 1.1%
       Bank Muscat SAOG .........................                 Commercial Banks                         58,377            105,203
                                                                                                                       -------------
       PAKISTAN 0.2%
       Fauji Fertilizer Co. Ltd. ................                    Chemicals                             16,500             17,636
                                                                                                                       -------------
       PANAMA 3.4%
       Banco Latinoamericano de Exportaciones
          SA, E .................................                 Commercial Banks                         13,170            163,703
       Copa Holdings SA .........................                     Airlines                              4,000            163,280
                                                                                                                       -------------
                                                                                                                             326,983
                                                                                                                       -------------
       PERU 1.8%
       Credicorp Ltd. ...........................                 Commercial Banks                          3,000            174,600
                                                                                                                       -------------
       PHILIPPINES 3.2%
       Globe Telecom Inc. .......................       Wireless Telecommunication Services                 4,500             88,767
       Manila Water Co., Inc. ...................                 Water Utilities                         232,000             69,850
       Pepsi-Cola Products Philippines Inc. .....                    Beverages                          5,430,000            153,339
                                                                                                                       -------------
                                                                                                                             311,956
                                                                                                                       -------------
       QATAR 4.4%
       Commercial Bank of Qatar .................                 Commercial Banks                          4,619             79,691
       Doha Bank QSC ............................                 Commercial Banks                          6,294             64,150
       Qatar National Bank ......................                 Commercial Banks                          5,247            172,978
       Qatar Telecom QSC (Q-Tel) ................      Diversified Telecommunication Services               3,020            112,918
                                                                                                                       -------------
                                                                                                                             429,737
                                                                                                                       -------------


                    Quarterly Statements of Investments | 11

Templeton Global Investment Trust

       TEMPLETON FRONTIER MARKETS FUND                                INDUSTRY                            SHARES           VALUE
       -------------------------------             ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       ROMANIA 2.4%
       BRD-Groupe Societe Generale ..............                 Commercial Banks                         29,350      $      79,649
   (a) SNP Petrom SA ............................           Oil, Gas & Consumable Fuels                 2,010,000            158,621
                                                                                                                       -------------
                                                                                                                             238,270
                                                                                                                       -------------
       SOUTH AFRICA 4.6%
   (a) Africa Cellular Towers Ltd. ..............                 Metals & Mining                         190,260             26,641
       MTN Group Ltd. ...........................       Wireless Telecommunication Services                27,300            418,756
                                                                                                                       -------------
                                                                                                                             445,397
                                                                                                                       -------------
       TUNISIA 0.4%
       Poulina Group Holding ....................          Diversified Financial Services                   8,693             43,879
                                                                                                                       -------------
       UNITED ARAB EMIRATES 2.6%
       Air Arabia ...............................                     Airlines                            145,050             37,123
   (a) Aramex Co. ...............................             Air Freight & Logistics                     113,828             37,500
   (a) Emaar Properties PJSC ....................       Real Estate Management & Development               49,142             37,195
       First Gulf Bank ..........................                 Commercial Banks                         22,621             81,913
       National Bank of Abu Dhabi ...............                 Commercial Banks                         11,470             30,604
       Union National Bank ......................                 Commercial Banks                         32,242             30,285
                                                                                                                       -------------
                                                                                                                             254,620
                                                                                                                       -------------
       UNITED KINGDOM 2.1%
       PZ Cussons PLC ...........................                Household Products                        64,380            209,472
                                                                                                                       -------------
       VIETNAM 3.4%
       Bentre Aqua Product Import & Export JSC ..                  Food Products                            9,000             22,889
       Cat Loi JSC ..............................                     Tobacco                              34,000             37,687
       Dry Cell Storage Battery JSC .............               Electrical Equipment                        5,850             17,445
   (a) Gemadept Corp. ...........................          Transportation Infrastructure                    9,400             24,170
       Hoa An JSC ...............................              Construction Materials                      48,720             71,821
       Hoa Binh Rubber JSC ......................                    Chemicals                              4,490              8,842
       North Kinhdo Food JSC ....................                  Food Products                            1,400              2,505
       OPC Pharmaceutical JSC ...................                 Pharmaceuticals                           7,350             21,298
       Petrovietnam Fertilizer and Chemical
          JSC ...................................                    Chemicals                              3,180              7,586
       Tay Ninh Rubber JSC ......................                    Chemicals                             15,040             37,149
       Vietnam Container Shipping JSC ...........                      Marine                              20,800             75,485
                                                                                                                       -------------
                                                                                                                             326,877
                                                                                                                       -------------
       VIRGIN ISLANDS (BRITISH) 1.3%
   (a) Gem Diamonds Ltd. ........................                 Metals & Mining                          49,950            126,154
                                                                                                                       -------------
       ZAMBIA 2.7%
       Celtel Zambia Ltd. .......................       Wireless Telecommunication Services             1,312,910            128,244
       Zambeef Products PLC .....................                  Food Products                          170,110            131,613
                                                                                                                             259,857
                                                                                                                       -------------
       TOTAL COMMON STOCKS (COST $6,268,579) ....                                                                          7,508,796
                                                                                                                       -------------
       PREFERRED STOCKS (COST $14,738) 0.2%
       CROATIA 0.2%
   (a) Adris Grupa d.d, pfd .....................                     Tobacco                                 608             26,140
                                                                                                                       -------------


                    12 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON FRONTIER MARKETS FUND                                INDUSTRY                          AMOUNT(d)           VALUE
       -------------------------------             ----------------------------------------------  ------------------  -------------
   (d) CONVERTIBLE BONDS (COST $752) 0.0%(c)
       OMAN 0.0%(c)
       Bank Muscat SAOG., cvt., 7.00%, 3/20/14 ..                 Commercial Banks                            289 OMR  $         677
                                                                                                                       -------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $6,284,069) .........                                                                          7,535,613
                                                                                                                       -------------

                                                                                                         SHARES
                                                                                                   ------------------
       SHORT TERM INVESTMENTS
          (COST $2,078,381) 21.4%
       MONEY MARKET FUNDS 21.4%
       UNITED STATES 21.4%
   (e) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00% ......................                                                       2,078,381          2,078,381
                                                                                                                       -------------
       TOTAL INVESTMENTS (COST $8,362,450)
          98.8% .................................                                                                          9,613,994
       OTHER ASSETS, LESS LIABILITIES 1.2% ......                                                                            112,943
                                                                                                                       -------------
       NET ASSETS 100.0% ........................                                                                      $   9,726,937
                                                                                                                       =============

See Abbreviations on page 40.

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $405,816, representing 4.17% of net assets.

(c)  Rounds to less than 0.1% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

       TEMPLETON INCOME FUND                                          INDUSTRY                           SHARES            VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       COMMON STOCKS 37.0%
       AUSTRALIA 1.3%
       Billabong International Ltd. .............         Textiles, Apparel & Luxury Goods                754,796      $   5,318,245
   (a) Billabong International Ltd., 144A .......         Textiles, Apparel & Luxury Goods                119,792            844,047
       Brambles Ltd. ............................          Commercial Services & Supplies                 836,066          4,012,523
                                                                                                                       -------------
                                                                                                                          10,174,815
                                                                                                                       -------------
       AUSTRIA 0.5%
       Telekom Austria AG .......................      Diversified Telecommunication Services             235,270          3,676,085
                                                                                                                       -------------
       CHINA 0.5%
   (b) Travelsky Technology Ltd., H .............                    IT Services                        6,543,000          3,630,357
                                                                                                                       -------------
       EGYPT 0.5%
       Egyptian Mobile Services .................        Wireless Telecommunication Services              119,135          4,133,733
                                                                                                                       -------------
       FRANCE 3.8%
       France Telecom SA ........................      Diversified Telecommunication Services             294,620          6,677,862
       Sanofi-Aventis ...........................                  Pharmaceuticals                        124,730          7,325,002
       Total SA, B ..............................            Oil, Gas & Consumable Fuels                  135,250          7,299,720
       Vivendi SA ...............................                       Media                             402,294          9,612,128
                                                                                                                       -------------
                                                                                                                          30,914,712
                                                                                                                       -------------
       GERMANY 3.1%
       Bayerische Motoren Werke AG ..............                    Automobiles                          122,220          4,599,354
       Deutsche Post AG .........................              Air Freight & Logistics                    210,610          2,728,034
       Muenchener Rueckversicherungs-Gesellschaft
          AG ....................................                     Insurance                            58,050          7,826,994
       SAP AG ...................................                     Software                             90,370          3,625,135
       Siemens AG ...............................             Industrial Conglomerates                     89,870          6,205,524
                                                                                                                       -------------
                                                                                                                          24,985,041
                                                                                                                       -------------
       HONG KONG 1.9%
   (a) Champion REIT, 144A ......................       Real Estate Investment Trusts (REITs)          10,328,000          3,384,962
       Hopewell Holdings Ltd. ...................       Real Estate Management & Development            2,182,000          6,841,714
       Yue Yuen Industrial Holdings Ltd. ........         Textiles, Apparel & Luxury Goods              2,072,000          4,881,963
                                                                                                                       -------------
                                                                                                                          15,108,639
                                                                                                                       -------------
       IRELAND 0.5%
       CRH PLC ..................................              Construction Materials                     158,370          3,620,715
                                                                                                                       -------------
       ITALY 1.5%
       Eni SpA ..................................            Oil, Gas & Consumable Fuels                  162,823          3,848,128
   (c) Intesa Sanpaolo SpA ......................                 Commercial Banks                        819,279          2,637,232
   (c) UniCredit SpA ............................                 Commercial Banks                      2,229,137          5,612,225
                                                                                                                       -------------
                                                                                                                          12,097,585
                                                                                                                       -------------
       JAPAN 1.2%
       Nintendo Co. Ltd. ........................                     Software                             21,600          5,969,365
       Toyota Motor Corp. .......................                    Automobiles                           99,200          3,778,165
                                                                                                                       -------------
                                                                                                                           9,747,530
                                                                                                                       -------------
       NETHERLANDS 0.4%
       ING Groep NV .............................          Diversified Financial Services                 357,710          3,598,365
                                                                                                                       -------------
       NORWAY 0.9%
       StatoilHydro ASA .........................            Oil, Gas & Consumable Fuels                  373,890          7,358,186
                                                                                                                       -------------


                    14 | Quarterly Statements of Investments

Templeton Global Investment Trust

       TEMPLETON INCOME FUND                                          INDUSTRY                           SHARES            VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       COMMON STOCKS (CONTINUED)
       RUSSIA 0.2%
       Mobile TeleSystems, ADR ..................        Wireless Telecommunication Services               50,890      $   1,879,368
                                                                                                                       -------------
       SINGAPORE 1.3%
       Singapore Telecommunications Ltd. ........      Diversified Telecommunication Services           5,071,999         10,503,208
                                                                                                                       -------------
       SOUTH AFRICA 0.6%
       Massmart Holdings Ltd. ...................             Food & Staples Retailing                    458,341          4,753,958
                                                                                                                       -------------
       SOUTH KOREA 0.4%
   (c) KB Financial Group Inc. ..................                 Commercial Banks                        103,375          3,470,701
                                                                                                                       -------------
       SPAIN 0.7%
       Telefonica SA ............................      Diversified Telecommunication Services             256,118          5,790,806
                                                                                                                       -------------
       SWITZERLAND 2.5%
       Adecco SA ................................               Professional Services                     193,227          8,046,236
       Novartis AG ..............................                  Pharmaceuticals                        100,460          4,070,529
       Roche Holding AG .........................                  Pharmaceuticals                         60,130          8,171,130
                                                                                                                       -------------
                                                                                                                          20,287,895
                                                                                                                       -------------
       TAIWAN 2.0%
       Chunghwa Telecom Co. Ltd., ADR ...........      Diversified Telecommunication Services             186,763          3,703,510
       Compal Electronics Inc. ..................              Computers & Peripherals                 10,951,147          8,881,560
       Taiwan Semiconductor Manufacturing Co.
          Ltd. ..................................     Semiconductors & Semiconductor Equipment          2,077,000          3,457,453
                                                                                                                       -------------
                                                                                                                          16,042,523
                                                                                                                       -------------
       UNITED KINGDOM 6.6%
       Aviva PLC ................................                     Insurance                           696,500          3,913,543
       BP PLC ...................................            Oil, Gas & Consumable Fuels                  750,055          5,896,544
       GlaxoSmithKline PLC ......................                  Pharmaceuticals                        412,086          7,244,705
       HSBC Holdings PLC ........................                 Commercial Banks                        690,795          5,851,778
       Kingfisher PLC ...........................                 Specialty Retail                      3,111,851          9,103,510
       Royal Dutch Shell PLC, B .................            Oil, Gas & Consumable Fuels                  188,066          4,721,969
       Tesco PLC ................................             Food & Staples Retailing                    759,641          4,419,559
       Vodafone Group PLC .......................        Wireless Telecommunication Services            6,071,991         11,708,926
                                                                                                                       -------------
                                                                                                                          52,860,534
                                                                                                                       -------------
       UNITED STATES 6.6%
       Bank of America Corp. ....................          Diversified Financial Services                 119,240          1,573,968
       Bristol-Myers Squibb Co. .................                  Pharmaceuticals                        165,320          3,357,649
       General Electric Co. .....................             Industrial Conglomerates                    441,860          5,178,599
       The Home Depot Inc. ......................                 Specialty Retail                        327,160          7,730,791
       JPMorgan Chase & Co. .....................          Diversified Financial Services                 173,536          5,919,313
       Merck & Co. Inc. .........................                  Pharmaceuticals                        286,806          8,019,096
       Microsoft Corp. ..........................                     Software                            401,010          9,532,008
       Pfizer Inc. ..............................                  Pharmaceuticals                        193,982          2,909,730
       United Parcel Service Inc., B ............              Air Freight & Logistics                    173,710          8,683,763
                                                                                                                       -------------
                                                                                                                          52,904,917
                                                                                                                       -------------
       TOTAL COMMON STOCKS
          (COST $409,333,461) ...................                                                                        297,539,673
                                                                                                                       -------------


                    Quarterly Statements of Investments | 15

Templeton Global Investment Trust

       TEMPLETON INCOME FUND                                          INDUSTRY                           SHARES            VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       EQUITY-LINKED SECURITIES 2.4%
       UNITED STATES 2.4%
   (a) The Goldman Sachs Group Inc. into
          Accenture Ltd., 9.50%, 144A ...........                    IT Services                          280,720      $   9,846,338
   (a) The Goldman Sachs Group Inc. into Comcast
          Corp., 8.10%, 144A ....................                       Media                             299,492          4,466,863
   (a) The Goldman Sachs Group Inc. into News
          Corp., 5.00%, 144A ....................                       Media                             508,906          4,822,246
                                                                                                                       -------------
       TOTAL EQUITY-LINKED SECURITIES
          (COST $18,983,903) ....................                                                                         19,135,447
                                                                                                                       -------------
       PREFERRED STOCKS (COST $7,592,477)
       0.9%
       BRAZIL 0.9%
       Vale SA, ADR, pfd., A ....................                  Metals & Mining                        466,860          7,166,301
                                                                                                                       -------------

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT(e)
                                                                                                   ------------------
   (d) SENIOR FLOATING RATE INTERESTS 5.7%
       GERMANY 0.2%
       Fresenius Medical Care Holdings Inc.,
          Term Loan B, 1.973% - 2.514%, 3/31/13..         Health Care Providers & Services                989,770            949,472
                                                                                                                       -------------
       NETHERLANDS 0.1%
       UPC Financing Partnership,
          Term Loan N, 2.065%, 12/31/14 .........                       Media                             648,288            602,098
          Term Loan T, 3.815%, 12/31/16 .........                       Media                             351,712            336,984
                                                                                                                       -------------
                                                                                                                             939,082
                                                                                                                       -------------
       UNITED STATES 5.4%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.31% - 2.321%,
             3/20/13 ............................                    IT Services                          771,094            735,311
          Term Loan B, 2.308%, 3/20/13 ..........                    IT Services                           41,152             39,242
       ARAMARK Corp.,
          Synthetic L/C, 2.246%, 1/26/14 ........          Commercial Services & Supplies                  87,793             80,959
          Term Loan B, 2.473%, 1/26/14 ..........          Commercial Services & Supplies               1,381,920          1,274,342
       Celanese U.S. Holdings LLC, Dollar Term
          Loan, 2.942%, 4/02/14 .................                     Chemicals                         2,046,821          1,903,259
   (b) Cinemark USA Inc., Term Loan,
          2.07% - 2.67%, 10/05/13 ...............                       Media                             707,533            670,767
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.56%,
             7/25/14 ............................         Health Care Providers & Services                126,627            114,295
          Term Loan, 2.56% - 2.924%, 7/25/14 ....         Health Care Providers & Services              2,481,642          2,239,965
   (b) Conseco Inc., Term Loan, 6.50%,
          10/10/13 ..............................                     Insurance                         1,622,109          1,103,034
       Constellation Brands Inc., Term Loan B,
          1.875%, 6/05/13 .......................                     Beverages                           598,491            570,998
       CSC Holdings Inc., Incremental Term Loan
          B-2, 2.069%, 3/31/16 ..................                       Media                           1,694,006          1,626,851
   (b) Cumulus Media Inc., Replacement Term Loan,
          6.25%, 6/07/14 ........................                       Media                             204,992            137,345


                    16 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       SENIOR FLOATING RATE INTERESTS (CONTINUED)
       UNITED STATES (CONTINUED)
       DaVita Inc., Term Loan B-1, 1.81% - 2.71%,
          10/05/12 ..............................         Health Care Providers & Services                706,000      $     671,141
   (f) Dayco Products LLC (Mark IV), Replacement
          Term Loan, 7.00%, 6/23/11 .............                  Auto Components                      1,093,924            265,824
       Dean Foods Co., Term Loan B,
          1.685%, - 1.975%, 4/02/14 .............                   Food Products                         442,554            416,185
   (g) Dex Media East LLC, Term Loan B,
          2.60% - 3.04%, 10/24/14 ...............                       Media                             324,487            251,477
       DIRECTV Holdings LLC, Term Loan B, 1.81%,
          4/13/13 ...............................                       Media                             408,510            392,850
       Discovery Communications Inc.,
          Term Loan B, 2.598%, 5/14/14 ..........                       Media                             747,941            705,869
       DJO Finance LLC, Term Loan B,
          3.31% - 3.598%, 5/20/14 ...............         Health Care Equipment & Supplies              1,122,346          1,017,828
   (b) Duratek Inc. (EnergySolutions),
          Term Loan B, 2.57%, 6/07/13 ...........          Commercial Services & Supplies                 158,498            148,195
       Education Management LLC, Term Loan C,
          2.375%, 6/01/13 .......................           Diversified Consumer Services               1,458,199          1,348,834
   (b) EnergySolutions LLC,
          Synthetic L/C, 2.57%, 6/07/13 .........          Commercial Services & Supplies                  21,996             20,676
          Term Loan B, 2.57%, 6/07/13 ...........          Commercial Services & Supplies                 330,358            308,885
   (h) EnviroSolutions Inc., Initial Term Loan,
          PIK, 10.50%, 7/07/12 ..................          Commercial Services & Supplies               2,609,789          1,637,642
       Georgia-Pacific LLC, Term Loan B,
          2.31% - 2.65%, 12/20/12 ...............              Paper & Forest Products                  1,678,445          1,587,656
(h, i) Hawaiian Telecom Communications Inc.,
          Term Loan C, PIK, 4.75%, 6/01/14 ......      Diversified Telecommunication Services           2,316,512          1,372,533
       HCA Inc., Term Loan B-1, 2.848%,
          11/18/13 ..............................         Health Care Providers & Services              3,536,074          3,200,147
       Intelsat Corp. (Panamsat),
          Incremental Term Loan B-2-A, 2.819%,
             1/03/14 ............................        Wireless Telecommunication Services               44,600             40,809
          Incremental Term Loan B-2-B, 2.819%,
             1/03/14 ............................        Wireless Telecommunication Services               44,586             40,796
          Incremental Term Loan B-2-C, 2.819%,
             1/03/14 ............................        Wireless Telecommunication Services               44,586             40,796
          Tranche B-2-A, 2.819%, 1/03/14 ........        Wireless Telecommunication Services              407,997            373,317
          Tranche B-2-B, 2.819%, 1/03/14 ........        Wireless Telecommunication Services              407,873            373,203
          Tranche B-2-C, 2.819%, 1/03/14 ........        Wireless Telecommunication Services              407,873            373,204
       Jarden Corp.,
          Term Loan B-3, 3.098%, 1/24/12 ........                Household Durables                       406,851            393,882
          Term Loan B1, 2.348%, 1/24/12 .........                Household Durables                       523,403            505,157
          Term Loan B2, 2.348%, 1/24/12 .........                Household Durables                        74,449             71,853
       Jostens IH Corp. (Visant Holding Corp.),
          Term Loan C, 2.637%, 12/21/11 .........                Household Durables                     1,139,343          1,108,011
       Key Safety Systems Inc., Term Loan B,
          2.558% - 3.357%, 3/10/14 ..............                  Auto Components                        163,329             64,243
(b, h) Kuilima Resort Co. (Turtle Bay), First
          Lien Term Loan, PIK, 9.00%, 9/30/10 ...           Hotels, Restaurants & Leisure              10,807,911          2,945,156


                    Quarterly Statements of Investments | 17

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       SENIOR FLOATING RATE INTERESTS (CONTINUED)
       UNITED STATES (CONTINUED)
       Lender Processing Services Inc., Term
          Loan B, 2.81%, 7/02/14 ................                   IT Services                           178,375      $     175,922
       LifePoint Hospitals Inc., Term Loan B,
          2.295%, 4/15/12 .......................         Health Care Providers & Services              1,006,693            959,770
   (b) Metro-Goldwyn-Mayer Inc.,
          Term Loan B, 3.56%, 4/08/12 ...........                      Media                            4,128,041          2,301,383
          Tranche B-1 Term Loan, 5.50%,
             4/08/12 ............................                      Media                              100,000             55,750
   (b) Mylan Inc., Term Loan B, 5.50%,
          10/02/14 ..............................                 Pharmaceuticals                         185,864            179,862
       Novelis Corp., U.S, Term Loan, 2.31% -
          2.60%, 7/07/14 ........................                 Metals & Mining                         795,954            698,782
       NRG Energy Inc.,
          Credit Link, 0.498%, 2/01/13 ..........   Independent Power Producers & Energy Traders          547,154            516,127
          Term Loan, 1.81% - 2.098%, 2/01/13 ....   Independent Power Producers & Energy Traders        1,021,015            963,118
       NTELOS Inc., Term Loan B-1, 2.56%,
          8/24/11 ...............................      Diversified Telecommunication Services             367,194            359,391
       Penn National Gaming Inc., Term Loan B,
          2.06% - 2.72%, 10/03/12 ...............          Hotels, Restaurants & Leisure                1,030,214            991,795
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.313%,
          7/22/13 ...............................                    Machinery                            203,927            173,083
          Term Loan, 2.875% - 3.625%, 7/22/13 ...                    Machinery                            995,339            853,006
       Regal Cinemas Corp., Term Loan, 4.348%,
          10/27/13 ..............................                      Media                              478,291            467,230
       Rockwood Specialties Group Inc., Term
          Loan H, 6.00%, 5/15/14 ................                    Chemicals                          1,725,056          1,721,822
       SunGard Data Systems Inc., New U.S.
          Term Loan, 2.071% - 2.724%, 2/28/14 ...                   IT Services                         1,030,362            959,709
       TransDigm Inc., Term Loan B,
          2.317% - 2.612%, 6/23/13 ..............               Aerospace & Defense                       509,688            483,567
   (f) Tribune Co., Incremental Term Loan,
          5.25%, 5/14/14 ........................                      Media                            3,695,154          1,132,798
       Windstream Corp., Tranche B-1,
          1.82% - 2.62%, 7/17/13 ................      Diversified Telecommunication Services             408,585            386,369
                                                                                                                       -------------
                                                                                                                          43,552,021
                                                                                                                       -------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $49,958,769) ....................                                                                         45,440,575
                                                                                                                       -------------
       CORPORATE BONDS & NOTES 15.3%
       BERMUDA 0.1%
       Intelsat Subsidiary Holding Co. Ltd.,
          senior note, 8.50%, 1/15/13 ...........      Diversified Telecommunication Services           1,100,000          1,061,500
                                                                                                                       -------------
       CANADA 0.4%
       Canadian Natural Resources Ltd., 5.90%,
          2/01/18 ...............................           Oil, Gas & Consumable Fuels                 1,000,000          1,023,018
   (f) CanWest Media Inc., senior sub. note,
          8.00%, 9/15/12 ........................                      Media                              400,000            120,000
(a, f) CanWest Mediaworks LP, senior sub. note,
          144A, 9.25%, 8/01/15 ..................                      Media                              600,000             63,000


                    18 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       CANADA (CONTINUED)
   (f) Nortel Networks Ltd., senior note, 10.75%,
          7/15/16 ...............................             Communications Equipment                  1,000,000      $     350,000
       Quebecor Media Inc., senior note, 7.75%,
          3/15/16 ...............................                       Media                           1,100,000          1,002,375
   (a) Teck Resources Ltd., secured senior note,
          144A, 10.75%, 5/15/19 .................                  Metals & Mining                        600,000            645,994
                                                                                                                       -------------
                                                                                                                           3,204,387
                                                                                                                       -------------
       FRANCE 0.1%
   (a) Compagnie Generale de Geophysique-Veritas,
          senior note, 144A, 9.50%, 5/15/16 .....            Energy Equipment & Services                  500,000            509,060
                                                                                                                       -------------
       GERMANY 0.1%
       FMC Finance III SA, senior note, 6.875%,
          7/15/17 ...............................         Health Care Providers & Services                350,000            327,250
       Fresenius Medical Care Capital Trust IV,
          7.875%, 6/15/11 .......................         Health Care Providers & Services                250,000            255,625
   (a) Fresenius US Finance II, senior note,
          144A, 9.00%, 7/15/15 ..................         Health Care Providers & Services                300,000            314,250
                                                                                                                       -------------
                                                                                                                             897,125
                                                                                                                       -------------
       INDIA 0.2%
   (a) ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ..                 Commercial Banks                      1,500,000          1,486,069
                                                                                                                       -------------
       ITALY 0.1%
       Telecom Italia Capital, senior note,
          4.95%, 9/30/14 ........................      Diversified Telecommunication Services           1,000,000            969,631
                                                                                                                       -------------
       JAMAICA 0.1%
   (a) Digicel Group Ltd., senior note, 144A,
          8.875%, 1/15/15 .......................        Wireless Telecommunication Services            1,000,000            835,000
                                                                                                                       -------------
       KAZAKHSTAN 0.9%
       HSBK (Europe) BV,
   (a)    144A, 7.25%, 5/03/17 ..................                 Commercial Banks                        800,000            464,000
   (k)    Reg S, 7.25%, 5/03/17 .................                 Commercial Banks                      4,300,000          2,652,591
   (a) Kazmunaigaz Finance Sub BV, 144A, 9.125%,
          7/02/18 ...............................            Oil, Gas & Consumable Fuels                4,100,000          3,701,573
                                                                                                                       -------------
                                                                                                                           6,818,164
                                                                                                                       -------------
       LUXEMBOURG 0.2%
       ArcelorMittal, senior note, 9.85%,
          6/01/19 ...............................                  Metals & Mining                        800,000            864,642
       Millicom International Cellular SA,
          senior note, 10.00%, 12/01/13 .........        Wireless Telecommunication Services              800,000            815,000
                                                                                                                       -------------
                                                                                                                           1,679,642
                                                                                                                       -------------
       NETHERLANDS 0.1%
   (a) Intergen NV, senior secured note, 144A,
          9.00%, 6/30/17 ........................                   Gas Utilities                         500,000            476,250
   (a) UPC Holding BV, senior note, 144A, 9.875%,
          4/15/18 ...............................                       Media                             200,000            193,840
                                                                                                                       -------------
                                                                                                                             670,090
                                                                                                                       -------------


                    Quarterly Statements of Investments | 19

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       RUSSIA 1.1%
   (k) Alfa MTN Markets Ltd. for ABH Financial
          Ltd., Reg S, 8.20%, 6/25/12 ...........                 Commercial Banks                        495,000      $     450,450
   (a) Gazprom, secured note, 144A, 7.51%,
          7/31/13 ...............................           Oil, Gas & Consumable Fuels                 6,600,000          6,484,500
   (a) LUKOIL International Finance BV, 144A,
          6.656%, 6/07/22 .......................           Oil, Gas & Consumable Fuels                 2,000,000          1,625,000
                                                                                                                       -------------
                                                                                                                           8,559,950
                                                                                                                       -------------
       SOUTH AFRICA 0.1%
(a, d) Edcon Holdings, 144A, FRN, 6.78%,
          6/15/15 ...............................                 Specialty Retail                        500,000 EUR        287,533
(d, k) Edcon Proprietary Ltd., senior secured
          note, Reg S, FRN, 4.53%, 6/15/14 ......                 Specialty Retail                        800,000 EUR        656,417
                                                                                                                       -------------
                                                                                                                             943,950
                                                                                                                       -------------
       SOUTH KOREA 0.1%
       Kumho Industrial Co. Ltd., 5.75%,
          8/04/09 ...............................            Construction & Engineering               780,000,000 KRW        612,348
          10/23/09 ..............................            Construction & Engineering               370,000,000 KRW        290,730
                                                                                                                       -------------
                                                                                                                             903,078
                                                                                                                       -------------
       SWEDEN 0.1%
       Svensk Exportkredit AB, senior note,
          7.625%, 6/30/14 .......................                 Commercial Banks                      1,115,000 NZD        729,218
                                                                                                                       -------------
       SWITZERLAND 0.1%
   (a) Petroplus Finance Ltd., senior note, 144A,
          6.75%, 5/01/14 ........................           Oil, Gas & Consumable Fuels                   800,000            696,000
                                                                                                                       -------------
       UNITED KINGDOM 0.6%
   (a) Anglo American Capital PLC,
          senior note, 144A, 9.375%, 4/08/14 ....                 Metals & Mining                       1,400,000          1,522,213
          144A, 9.375%, 4/08/19 .................                 Metals & Mining                         600,000            649,051
   (a) British Sky Broadcasting Group PLC,
          senior note, 144A, 6.10%, 2/15/18 .....                      Media                            1,000,000          1,000,054
   (a) Ceva Group PLC, senior note, 144A, 10.00%,
          9/01/14 ...............................             Air Freight & Logistics                     500,000            342,500
   (a) Ineos Group Holdings PLC, senior secured
          note, 144A, 8.50%, 2/15/16 ............                    Chemicals                            900,000            306,000
       Inmarsat Finance PLC, senior note,
          10.375%, 11/15/12 .....................      Diversified Telecommunication Services           1,000,000          1,040,000
                                                                                                                       -------------
                                                                                                                           4,859,818
                                                                                                                       -------------
       UNITED STATES 10.9%
       The AES Corp., senior note, 8.00%,
          10/15/17 ..............................   Independent Power Producers & Energy Traders        1,000,000            935,000
   (a) Allison Transmission Inc., senior note,
          144A, 11.00%, 11/01/15 ................                    Machinery                          1,000,000            795,000
       Altria Group Inc., senior bond, 9.25%,
          8/06/19 ...............................                     Tobacco                             600,000            674,880
       Ameren Corp., senior note, 8.875%,
          5/15/14 ...............................                 Multi-Utilities                         800,000            826,778


                    20 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       ARAMARK Corp., senior note, 8.50%,
          2/01/15 ...............................          Commercial Services & Supplies               1,100,000      $   1,072,500
   (l) Bank of America Corp., pfd., sub. bond, M,
          8.125%, Perpetual .....................          Diversified Financial Services               2,000,000          1,672,880
       Berry Petroleum Co., senior note, 10.25%,
          6/01/14 ...............................           Oil, Gas & Consumable Fuels                   300,000            304,500
   (b) Bill Barrett Corp., senior note, 9.875%,
          7/17/16 ...............................           Oil, Gas & Consumable Fuels                   100,000             95,172
   (a) Cargill Inc., 144A, 6.00%, 11/27/17 ......                  Food Products                        1,000,000            996,996
          Case New Holland Inc., senior note,
          7.125%, 3/01/14 .......................                    Machinery                            800,000            734,000
   (a) CC Holdings GS V LLC, senior secured note,
          144A, 7.75%, 5/01/17 ..................       Wireless Telecommunication Services               100,000             98,000
   (f) CCH II LLC, senior note, 10.25%,
          9/15/10 ...............................                      Media                            1,000,000          1,060,000
       CenterPoint Energy Inc., senior note,
          6.125%, 11/01/17 ......................                 Multi-Utilities                       1,000,000            927,678
       Chesapeake Energy Corp., senior note,
          7.625%, 7/15/13 .......................           Oil, Gas & Consumable Fuels                    50,000             47,750
          6.25%, 1/15/18 ........................           Oil, Gas & Consumable Fuels                 1,550,000          1,294,250
       Citigroup Inc., sub. note, 5.00%,
          9/15/14 ...............................          Diversified Financial Services               1,000,000            839,604
       CMS Energy Corp., senior note, 8.75%,
          6/15/19 ...............................                 Multi-Utilities                         500,000            508,295
       Comcast Corp., senior note, 6.30%,
          11/15/17 ..............................                      Media                            1,000,000          1,059,954
       Copano Energy LLC, senior note, 8.125%,
          3/01/16 ...............................           Oil, Gas & Consumable Fuels                 1,000,000            945,000
       Crown Americas Inc., senior note, 7.75%,
          11/15/15 ..............................              Containers & Packaging                   1,000,000            982,500
       Crown Castle International Corp., senior
          note, 9.00%, 1/15/15 ..................       Wireless Telecommunication Services               800,000            818,000
       CSC Holdings Inc., senior deb., 7.625%,
          7/15/18 ...............................                      Media                              600,000            558,750
       Dean Foods Inc., senior note, 7.00%,
          6/01/16 ...............................                  Food Products                          400,000            367,000
(f, g) Dex Media Inc.,
          senior disc. note, 9.00%, 11/15/13 ....                      Media                              700,000            108,500
          senior note, B, 8.00%, 11/15/13 .......                      Media                            1,300,000            201,500
(f, g) Dex Media West Finance, senior sub. note,
          9.875%, 8/15/13 .......................                      Media                              150,000             23,250
   (a) Dole Food Co. Inc, senior note, 144A,
          13.875%, 3/15/14 ......................                  Food Products                          600,000            663,000
       Dollar General Corp., senior note,
          10.625%, 7/15/15 ......................                 Multiline Retail                      1,000,000          1,085,000
       Dynegy Holdings Inc., senior note,
          7.50%, 6/01/15 ........................   Independent Power Producers & Energy Traders          500,000            419,375
          8.375%, 5/01/16 .......................   Independent Power Producers & Energy Traders          500,000            426,250
       EchoStar DBS Corp., senior note, 7.125%,
          2/01/16 ...............................                      Media                            1,100,000          1,031,250


                    Quarterly Statements of Investments | 21

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       Edison Mission Energy, senior note, 7.00%,
          5/15/17 ...............................                Electric Utilities                       600,000      $     463,500
   (d) Enterprise Products Operating LLP,
          junior sub. note, FRN, 7.034%,
          1/15/68 ...............................            Oil, Gas & Consumable Fuels                  700,000            517,003
(a, f) Fontainebleau Las Vegas, 144A, 11.00%,
          6/15/15 ...............................           Hotels, Restaurants & Leisure               1,000,000             42,500
       Ford Motor Credit Co. LLC, senior note,
          9.75%, 9/15/10 ........................                    Automobiles                          250,000            239,539
          9.875%, 8/10/11 .......................                    Automobiles                          850,000            786,762
       Forest City Enterprises Inc., senior note,
          7.625%, 6/01/15 .......................       Real Estate Management & Development              350,000            222,250
       Freeport-McMoRan Copper & Gold Inc.,
          senior note, 8.375%, 4/01/17 ..........                  Metals & Mining                        200,000            201,784
       General Electric Capital Corp., senior
          note, A, 8.50%, 4/06/18 ...............          Diversified Financial Services             109,000,000 MXN      6,950,660
   (a) GMAC LLC, senior note, 144A,
          7.25%, 3/02/11 ........................                 Consumer Finance                      1,108,000          1,024,900
          6.875%, 8/28/12 .......................                 Consumer Finance                        158,000            133,510
       The Goldman Sachs Group Inc., sub. note,
          6.75%, 10/01/37 .......................                  Capital Markets                      2,000,000          1,781,110
   (a) Harrah's Operating Escrow, senior secured
          note, 144A, 11.25%, 6/01/17 ...........           Hotels, Restaurants & Leisure                 800,000            760,000
       HCA Inc.,
          senior note, 6.50%, 2/15/16 ...........         Health Care Providers & Services              1,100,000            893,750
          senior secured note, 9.125%,
             11/15/14 ...........................         Health Care Providers & Services                500,000            496,250
   (a) Host Hotels & Resorts LP, senior note,
          144A, 9.00%, 5/15/17 ..................           Hotels, Restaurants & Leisure                 500,000            478,750
       Huntsman International LLC, senior sub.
          note, 7.875%, 11/15/14 ................                     Chemicals                           250,000            199,375
   (f) Idearc Inc., senior note, 8.00%,
          11/15/16 ..............................                       Media                           1,000,000             31,250
       Iron Mountain Inc., senior sub. note,
          8.75%, 7/15/18 ........................          Commercial Services & Supplies                 100,000             99,000
       Jarden Corp., senior sub. note, 7.50%,
          5/01/17 ...............................                Household Durables                     1,000,000            880,000
   (a) JBS USA LLC, senior note, 144A, 11.625%,
          5/01/14 ...............................                   Food Products                         700,000            665,000
       Jostens IH Corp., senior sub. note,
          7.625%, 10/01/12 ......................                Household Durables                     1,000,000          1,002,500
       JPMorgan Chase Capital XXII, sub. bond,
          6.45%, 2/02/37 ........................                  Capital Markets                      2,000,000          1,602,406
       KB Home, senior note, 6.25%, 6/15/15 .....                Household Durables                       700,000            602,000
       The Kroger Co., 6.15%, 1/15/20 ...........             Food & Staples Retailing                  1,000,000          1,023,704
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13 ........................                       Media                             100,000             95,625
          6.625%, 8/15/15 .......................                       Media                             550,000            484,000
          B, 6.625%, 8/15/15 ....................                       Media                             450,000            382,500
   (f) Lehman Brothers Holdings Inc., senior
          note, 6.20%, 9/26/14 ..................                  Capital Markets                      1,000,000            152,500


                    22 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       Liberty Media Corp., senior note, 5.70%,
          5/15/13 ...............................                      Media                                1,100,000  $     957,000
   (a) MacDermid Inc., senior sub. note, 144A,
          9.50%, 4/15/17 ........................                    Chemicals                              1,100,000        808,500
       Mariner Energy Inc., senior note, 7.50%,
          4/15/13 ...............................           Oil, Gas & Consumable Fuels                     1,000,000        915,000
       MarkWest Energy Partners LP, senior note,
          6.875%, 11/01/14 ......................           Oil, Gas & Consumable Fuels                     1,000,000        840,000
          8.75%, 4/15/18 ........................           Oil, Gas & Consumable Fuels                       100,000         87,000
       Merrill Lynch & Co. Inc., senior note,
          6.40%, 8/28/17 ........................          Diversified Financial Services                   2,000,000      1,774,681
   (d) MetLife Inc., junior sub. note, FRN,
          6.40%, 12/15/66 .......................                    Insurance                              2,000,000      1,433,750
       MetroPCS Wireless Inc., senior note,
          9.25%, 11/01/14 .......................       Wireless Telecommunication Services                 1,100,000      1,098,625
       MGM MIRAGE, senior note,
          6.625%, 7/15/15 .......................          Hotels, Restaurants & Leisure                      600,000        394,500
          7.50%, 6/01/16 ........................          Hotels, Restaurants & Leisure                      400,000        261,500
       Michaels Stores Inc., senior note, 10.00%,
          11/01/14 ..............................                 Specialty Retail                          1,600,000      1,352,000
       Morgan Stanley, senior note, 6.00%,
          4/28/15 ...............................                 Capital Markets                           2,000,000      1,998,164
       Nalco Co., senior sub. note, 8.875%,
          11/15/13 ..............................                    Chemicals                              1,000,000      1,025,000
       NewPage Corp., senior secured note,
          10.00%, 5/01/12 .......................             Paper & Forest Products                       1,100,000        533,500
       NRG Energy Inc., senior note, 7.375%,
          2/01/16 ...............................   Independent Power Producers & Energy Traders            1,600,000      1,518,000
   (a) Owens-Brockway Glass Container Inc.,
          senior note, 144A, 7.375%, 5/15/16 ....              Containers & Packaging                         300,000        292,500
       Peabody Energy Corp., senior note, B,
          6.875%, 3/15/13 .......................           Oil, Gas & Consumable Fuels                       800,000        796,000
   (a) Petrohawk Energy Corp., senior note,
          144A, 10.50%, 8/01/14 .................           Oil, Gas & Consumable Fuels                       800,000        822,000
       Pinnacle Entertainment Inc., senior sub.
          note,
          8.25%, 3/15/12 ........................          Hotels, Restaurants & Leisure                    1,000,000      1,000,000
          8.75%, 10/01/13 .......................          Hotels, Restaurants & Leisure                      100,000        101,000
          7.50%, 6/15/15 ........................          Hotels, Restaurants & Leisure                      700,000        602,000
       Plains Exploration & Production Co.,
          senior note, 7.625%, 6/01/18 ..........           Oil, Gas & Consumable Fuels                     1,100,000        992,750
       Quest Diagnostics Inc., 6.40%, 7/01/17 ...         Health Care Providers & Services                  1,000,000      1,022,215
       Quicksilver Resources Inc., senior note,
          8.25%, 8/01/15 ........................           Oil, Gas & Consumable Fuels                     1,100,000        984,500
   (a) Qwest Corp., senior note, 144A,
          8.375%, 5/01/16 .......................      Diversified Telecommunication Services                 600,000        582,000
       Radio One Inc., senior sub. note, 6.375%,
          2/15/13 ...............................                      Media                                1,000,000        306,250


                    Quarterly Statements of Investments | 23

Templeton Global Investment Trust

                                                                                                        PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                          AMOUNT(e)          VALUE
       ---------------------                       ----------------------------------------------  ------------------  -------------
       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
       RBS Global & Rexnord Corp.,
          senior note, 9.50%, 8/01/14 ...........                    Machinery                                700,000  $     602,000
          senior sub. note, 11.75%, 8/01/16 .....                    Machinery                                300,000        222,750
   (a) Rite Aid Corp., senior secured note,
          144A, 9.75%, 6/12/16 ..................             Food & Staples Retailing                        500,000        502,500
       Royal Caribbean Cruises Ltd.,
          senior note, 11.875%, 7/15/15 .........          Hotels, Restaurants & Leisure                      200,000        194,798
          senior deb., 7.25%, 3/15/18 ...........          Hotels, Restaurants & Leisure                      600,000        477,000
       RSC Equipment Rental Inc., senior note,
          9.50%, 12/01/14 .......................         Trading Companies & Distributors                  1,000,000        807,500
   (a) SandRidge Energy Inc., senior note,
          144A, 8.00%, 6/01/18 ..................           Oil, Gas & Consumable Fuels                       800,000        688,000
       Sanmina-SCI Corp.,
(a, d) senior note, 144A, FRN, 3.38%,
          6/15/14 ...............................  Electronic Equipment, Instruments & Components             600,000        495,000
          senior sub. note, 8.125%, 3/01/16 .....  Electronic Equipment, Instruments & Components             500,000        366,875
       Solo Cup Co.,
(a, b) senior secured note, 144A, 10.50%,
          11/01/13 ..............................              Containers & Packaging                         200,000        202,650
          senior sub. note, 8.50%, 2/15/14 ......              Containers & Packaging                         400,000        330,000
       Starwood Hotels & Resorts Worldwide Inc.,
          senior note, 6.75%, 5/15/18 ...........          Hotels, Restaurants & Leisure                      600,000        515,317
   (f) Station Casinos Inc.,
          senior note, 7.75%, 8/15/16 ...........          Hotels, Restaurants & Leisure                      600,000        210,000
          senior sub. note, 6.875%, 3/01/16 .....          Hotels, Restaurants & Leisure                      900,000         27,000
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ..........                   IT Services                               300,000        285,000
          senior sub. note, 10.25%, 8/15/15 .....                   IT Services                             1,300,000      1,207,375
       Supervalu Inc., senior note, 8.00%,
          5/01/16 ...............................             Food & Staples Retailing                        800,000        780,000
       Tenet Healthcare Corp., senior note,
          7.375%, 2/01/13 .......................         Health Care Providers & Services                    900,000        814,500
       Tesoro Corp., senior note, 6.50%,
          6/01/17 ...............................           Oil, Gas & Consumable Fuels                     1,700,000      1,462,000
       Texas Competitive Electric Holdings Co.
          LLC, senior note, A, 10.25%,
          11/01/15 ..............................   Independent Power Producers & Energy Traders            1,000,000        627,500
       Time Warner Inc., 7.625%, 4/15/31 ........                      Media                                1,000,000        973,876
   (a) TRW Automotive Inc., senior note,
          144A, 7.25%, 3/15/17 ..................                 Auto Components                           1,000,000        695,000
   (a) Tyson Foods Inc., senior note, 144A,
          10.50%, 3/01/14 .......................                  Food Products                              300,000        327,000
       UBS AG Stamford, senior note, 5.875%,
          12/20/17 ..............................                 Commercial Banks                          1,000,000        932,772
   (h) United Surgical Partners International
          Inc., senior sub. note, PIK, 9.25%,
          5/01/17 ...............................         Health Care Providers & Services                  1,000,000        820,000
(d, h) US Oncology Holdings Inc., senior
          note, PIK, FRN, 6.90%, 3/15/12 ........         Health Care Providers & Services                  1,112,000        942,420
       Vanguard Health Holding Co. II LLC, senior
          sub. note, 9.00%, 10/01/14 ............         Health Care Providers & Services                  1,100,000      1,058,750
       Viacom Inc., senior note, 6.875%, 4/30/36                       Media                                1,000,000        930,655
       Weatherford International Ltd., senior
          note, 6.00%, 3/15/18 ..................           Energy Equipment & Services                     1,000,000        983,648


                    24 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                                      PRINCIPAL
       TEMPLETON INCOME FUND                                          INDUSTRY                        AMOUNT(e)            VALUE
       ---------------------                       -------------------------------------------  ---------------------  -------------

       CORPORATE BONDS & NOTES (CONTINUED)
       UNITED STATES (CONTINUED)
   (l) Wells Fargo Capital XIII, pfd., 7.70%,
          Perpetual .............................                Commercial Banks                     1,700,000        $   1,412,079
       The Williams Cos. Inc., senior note,
          7.625%, 7/15/19 .......................          Oil, Gas & Consumable Fuels                  600,000              593,524
          8.75%, 3/15/32 ........................          Oil, Gas & Consumable Fuels                  400,000              402,990
   (a) WMG Acquisition Corp., senior secured
          note, 144A, 9.50%, 6/15/16 ............                     Media                             800,000              800,000
                                                                                                                       -------------
                                                                                                                          87,973,654
                                                                                                                       -------------
       TOTAL CORPORATE BONDS & NOTES
          (COST $139,791,252) ...................                                                                        122,796,336
                                                                                                                       -------------
       FOREIGN GOVERNMENT AND AGENCY
       SECURITIES 22.5%
       ARGENTINA 0.9%
       Government of Argentina, senior bond,
(d, m) FRN, 1.683%, 8/03/12 .....................                                                    19,985,000            4,746,437
   (n) Amortization and cpn., 8/03/09 ...........                                                    19,985,000            2,459,679
                                                                                                                       -------------
                                                                                                                           7,206,116
                                                                                                                       -------------
       AUSTRALIA 1.8%
       New South Wales Treasury Corp., senior
          note, 5.50%, 3/01/17, 5.50%,
          3/01/17 ...............................                                                     5,040,000 AUD        3,902,006
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 ....................                                                     1,072,000 AUD          875,831
   (a)    144A, 7.125%, 9/18/17 .................                                                    14,180,000 NZD        9,503,155
                                                                                                                       -------------
                                                                                                                          14,280,992
                                                                                                                       -------------
       BRAZIL 4.5%
       Nota Do Tesouro Nacional,
          10.00%, 1/01/12 .......................                                                        13,415(o)BRL      6,689,739
          10.00%, 1/01/177 ......................                                                        16,425(o)BRL      7,465,223
   (p)     Index Linked, 6.00%, 5/15/15 .........                                                         8,845(o)BRL      8,010,855
   (p)     Index Linked, 6.00%, 5/15/45 .........                                                        15,735(o)BRL     13,679,487
                                                                                                                       -------------
                                                                                                                          35,845,304
                                                                                                                       -------------
       CANADA 0.1%
       Province of Ontario, 6.25%, 6/16/15 ......                                                       824,000 NZD          520,898
                                                                                                                       -------------
       EL SALVADOR 0.0%(j)
   (a) Government of El Salvador, 144A,
          7.65%, 6/15/35 ........................                                                       100,000               84,500
                                                                                                                       -------------
       GERMANY 0.3%
       KfW Bankengruppe, senior note, 6.50%,
          11/15/11 ..............................                                                     3,218,000 NZD        2,153,981
                                                                                                                       -------------
       INDONESIA 2.9%
       Government of Indonesia,
          FR10, 13.15%, 3/15/10 .................                                                   500,000,000 IDR           51,090
          FR13, 15.425%, 9/15/10 ................                                                 1,550,000,000 IDR          165,136
          FR17, 13.15%, 1/15/12 .................                                                 2,700,000,000 IDR          288,317
          FR19, 14.25%, 6/15/13 .................                                                10,805,000,000 IDR        1,217,316


                    Quarterly Statements of Investments | 25

Templeton Global Investment Trust


       TEMPLETON INCOME FUND                                                                   PRINCIPAL AMOUNT(e)       VALUE
       ---------------------                                                                  ---------------------  -------------
       FOREIGN GOVERNMENT AND AGENCY
       SECURITIES (CONTINUED)
       INDONESIA (CONTINUED)
       Government of Indonesia, (continued)
          FR20, 14.275%, 12/15/13 ...............                                              2,615,000,000    IDR  $     297,430
          FR23, 11.00%, 12/15/12 ................                                                100,000,000    IDR         10,213
          FR25, 10.00%, 10/15/11 ................                                              3,375,000,000    IDR        337,913
          FR26, 11.00%, 10/15/14 ................                                                980,000,000    IDR        100,088
          FR27, 9.50%, 6/15/15 ..................                                              4,937,000,000    IDR        471,572
          FR28, 10.00%, 7/15/17 .................                                              4,156,000,000    IDR        395,955
          FR30, 10.75%, 5/15/16 .................                                              3,050,000,000    IDR        305,374
          FR31, 11.00%, 11/15/20 ................                                             15,000,000,000    IDR      1,440,117
          FR34, 12.80%, 6/15/21 .................                                             24,487,000,000    IDR      2,620,822
          FR35, 12.90%, 6/15/22 .................                                             10,410,000,000    IDR      1,111,624
          FR36, 11.50%, 9/15/19 .................                                              7,315,000,000    IDR        739,562
          FR37, 12.00%, 9/15/26 .................                                              3,350,000,000    IDR        324,908
          FR39, 11.75%, 8/15/23 .................                                             20,415,000,000    IDR      1,989,999
          FR40, 11.00%, 9/15/25 .................                                             34,000,000,000    IDR      3,081,066
          FR42, 10.25%, 7/15/27 .................                                             95,460,000,000    IDR      8,042,677
          FR43, 10.25%, 7/15/22 .................                                              3,500,000,000    IDR        310,311
          FR45, 9.75%, 5/15/37 ..................                                              1,750,000,000    IDR        137,583
                                                                                                                     -------------
                                                                                                                        23,439,073
                                                                                                                     -------------
       IRAQ 0.1%
   (a) Government of Iraq, 144A, 5.80%,
          1/15/28 ...............................                                                  1,889,000             1,239,656
                                                                                                                     -------------
       MEXICO 3.6%
       Government of Mexico, 10.00%, 11/20/36 ...                                                  3,447,000(q) MXN     29,214,769
                                                                                                                     -------------
       PERU 0.7%
       Government of Peru,
          7.84%, 8/12/20 ........................                                                  2,190,000    PEN        834,054
          7.35%, 7/21/25 ........................                                                  2,340,000             2,509,650
          Series 7, 8.60%, 8/12/17 ..............                                                  4,830,000    PEN      1,922,409
                                                                                                                     -------------
                                                                                                                         5,266,113
                                                                                                                     -------------
       POLAND 1.6%
       Government of Poland,
          5.75%, 4/25/14 ........................                                                 14,635,000    PLN      4,605,107
          5.75%, 9/23/22 ........................                                                 12,900,000    PLN      3,864,641
          6.25%, 10/24/15 .......................                                                 13,260,000    PLN      4,250,806
                                                                                                                     -------------
                                                                                                                        12,720,554
                                                                                                                     -------------
       RUSSIA 0.3%
   (k) Government of Russia, senior bond, Reg S,
          7.50%, 3/31/30 ........................                                                  2,140,800             2,120,462
                                                                                                                     -------------
       SOUTH KOREA 5.0%
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12 .............                                              1,351,230,000    KRW      1,057,291
          0475-1112, 4.75%, 12/10/11 ............                                             25,940,820,000    KRW     20,666,675
          0525-2703, 5.25%, 3/10/27 .............                                              2,349,780,000    KRW      1,803,471
          0550-1106, 5.50%, 6/10/11 .............                                              2,158,420,000    KRW      1,743,278


                    26 | Quarterly Statements of Investments

Templeton Global Investment Trust


       TEMPLETON INCOME FUND                                                                   PRINCIPAL AMOUNT(e)       VALUE
       ---------------------                                                                  ---------------------  -------------
       FOREIGN GOVERNMENT AND AGENCY
       SECURITIES (CONTINUED)
       SOUTH KOREA (CONTINUED)
       Korea Treasury Bond,
          0550-1709, 5.50%, 9/10/17 .............                                              5,032,960,000    KRW  $   4,038,814
          senior note, 7.125% 4/16/19 ...........                                                 10,470,000            11,311,956
                                                                                                                     -------------
                                                                                                                        40,621,485
                                                                                                                     -------------
   (r) SUPRANATIONAL 0.7%
       European Investment Bank, senior note,
          1612/37, 6.50%, 9/10/14 ...............                                                  3,750,000    NZD      2,480,058
       Inter-American Development Bank, senior
          note, 7.50%, 12/05/24 .................                                                 60,000,000    MXN      3,567,007
                                                                                                                     -------------
                                                                                                                         6,047,065
                                                                                                                     -------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY
          SECURITIES (COST $187,863,388) ........                                                                      180,760,968
                                                                                                                     -------------
       MUNICIPAL BONDS 1.8%
       UNITED STATES 1.8%
       Chicago Waterworks Revenue, second lien,
          Refunding, FSA Insured, 5.00%,
          11/01/19 ..............................                                                  1,750,000             1,877,890
       Florida State Board of Education Lottery
          Revenue, Series B, MBIA Insured, 5.00%,
             7/01/20 ............................                                                  1,470,000             1,456,520
             7/01/21 ............................                                                  1,355,000             1,340,556
             7/01/22 ............................                                                  1,600,000             1,567,088
       Illinois Finance Authority Revenue,
          Alexian Brothers Health System,
          Refunding, Series A, FSA Insured,
          5.00%, 1/01/20 ........................                                                  1,800,000             1,821,546
       JEA Water and Sewer System Revenue,
          Refunding, Series B, MBIA Insured,
          4.75%, 10/01/40 .......................                                                  2,345,000             2,089,325
       Metropolitan Government Nashville and
          Davidson County Health and Educational
          Facilities Board Revenue, Vanderbilt
          University, Refunding,
             Series A, 5.00%, 10/01/18 ..........                                                    800,000               893,968
             Series B, 5.00%, 10/01/18 ..........                                                    600,000               670,476
       New York City Municipal Water Finance
          Authority Water and Sewer System
          Revenue, Refunding, Series C, 4.75%,
             6/15/33 ............................                                                    620,000               594,307
       Public Power Generation Agency Revenue,
          Whelan Energy Center Unit 2, Series A,
          AMBAC Insured, 5.00%, 1/01/19 .........                                                  1,100,000             1,177,165
       Regional Transportation District COP,
          Transit Vehicles Project, Series A,
          5.00%, 12/01/21 .......................                                                  1,300,000             1,316,848
                                                                                                                     -------------
       TOTAL MUNICIPAL BONDS
          (COST $14,946,656) ....................                                                                       14,805,689
                                                                                                                     -------------


                    Quarterly Statements of Investments | 27

Templeton Global Investment Trust


       TEMPLETON INCOME FUND                                                                     PRINCIPAL AMOUNT(e)       VALUE
       ---------------------                                                                    ---------------------  -------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $828,469,906) .......                                                                      $ 687,644,989
                                                                                                                       -------------
       SHORT TERM INVESTMENTS 13.3%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $9,330,162) 1.1%
       EGYPT 1.1%
   (n) Egypt Treasury Bills, 7/07/09 -
          9/22/09 ...............................                                                   50,700,000   EGP       8,967,492
                                                                                                                       -------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET
          FUNDS (COST $837,800,068) .............                                                                        696,612,481
                                                                                                                       -------------


                                                                                                        SHARES
                                                                                                ---------------------
       MONEY MARKET FUNDS (COST $98,285,067)
       12.2%
       UNITED STATES 12.2%
   (s) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00% ......................                                                   98,285,067            98,285,067
                                                                                                                       -------------
       TOTAL INVESTMENTS (COST $936,085,135)
          98.9% .................................                                                                        794,897,548
       OTHER ASSETS, LESS LIABILITIES 1.1% ......                                                                          9,006,033
                                                                                                                       -------------
       NET ASSETS 100.0% ........................                                                                      $ 803,903,581
                                                                                                                       =============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $67,666,460, representing 8.42% of net assets.

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)  Non-income producing.

(d)  The coupon rate shown represents the rate at period end.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) Defaulted security or security for which income has been deemed uncollectible.

(g)  See Note 5 regarding other considerations.

(h)  Income may be received in additional securities and/or cash.

(i) The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

(j)  Rounds to less than 0.1% of net assets.

(k) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $5,879,920, representing 0.73% of net assets.

(l)  Perpetual security with no stated maturity date.

(m) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o)  Principal amount is stated in 1000 Brazilian Real Units.

(p)  Redemption price at maturity is adjusted for inflation.

(q)  Principal amount is stated in 100 Mexican Peso Units.

(r) A supranational organization is an entity formed by two or more central governments through international treaties.

(s) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                    28 | Quarterly Statements of Investments

Templeton Global Investment Trust

At June 30, 2009, the Templeton Income Fund had the following forward exchange contracts outstanding.

                                                                                    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------                ------------   ----   --------------   ------------------   ----------   ------------   ------------
Malaysian Ringgit ...       JPHQ       Sell       11,105,000        2,247,157 EUR     7/07/09    $         --   $     (6,602)
Malaysian Ringgit ...       JPHQ        Buy       11,105,000        2,197,704 EUR     7/07/09          75,965             --
Malaysian Ringgit ...       HSBC        Buy        4,516,995        1,291,592         7/09/09              --         (6,968)
Malaysian Ringgit ...       DBAB        Buy        2,245,699          641,775         7/09/09              --         (3,103)
Malaysian Ringgit ...       DBAB        Buy        5,697,247        1,620,377         7/10/09              --           (154)
Euro ................       CITI        Buy        2,138,873        2,997,053         7/13/09           2,955             --
Euro ................       UBSW        Buy        2,138,873        2,997,053         7/13/09           2,955             --
Euro ................       UBSW        Buy        2,138,873        4,230,477 SGD     7/13/09          80,256             --
Euro ................       UBSW       Sell        2,138,873        3,306,912         7/13/09         306,904             --
Euro ................       CITI       Sell        2,138,873        3,306,163         7/13/09         306,155             --
Euro ................       UBSW       Sell        2,138,873        4,421,371 SGD     7/13/09          51,494             --
Malaysian Ringgit ...       HSBC        Buy          968,148          275,144         7/13/09             154             --
Euro ................       BZWS        Buy        2,632,459        3,687,338         7/14/09           4,981             --
Euro ................       HSBC        Buy        1,645,287        2,295,866         7/14/09          11,833             --
Euro ................       HSBC        Buy        2,138,873        4,217,408 SGD     7/14/09          89,311             --
Euro ................       HSBC       Sell        2,138,873        4,428,045 SGD     7/14/09          56,063             --
Euro ................       HSBC       Sell        1,645,287        2,542,627         7/14/09         234,927             --
Euro ................       BZWS       Sell        2,632,459        4,077,811         7/14/09         385,491             --
Malaysian Ringgit ...       DBAB        Buy        8,195,175        1,645,287 EUR     7/14/09          22,549             --
Malaysian Ringgit ...       DBAB       Sell        8,195,175        1,663,995 EUR     7/14/09           3,691             --
Taiwan Dollar .......       DBAB        Buy       15,136,622          329,057 EUR     7/14/09              --           (900)
Taiwan Dollar .......       DBAB       Sell       15,136,622          344,171 EUR     7/14/09          22,098             --
Euro ................       JPHQ        Buy        1,480,758        2,067,138         7/15/09           9,792             --
Euro ................       UBSW        Buy        1,480,758        2,928,051 SGD     7/15/09          56,122             --
Euro ................       JPHQ        Buy          658,115        1,298,395 SGD     7/15/09          26,987             --
Euro ................       UBSW        Buy        2,796,988        3,824,014         7/15/09          99,078             --
Euro ................       JPHQ       Sell        1,480,758        2,316,572         7/15/09         239,641             --
Euro ................       UBSW       Sell        1,480,758        3,090,786 SGD     7/15/09          56,191             --
Euro ................       UBSW       Sell        2,796,988        4,372,112         7/15/09         449,020             --
Euro ................       JPHQ       Sell          658,115        1,374,361 SGD     7/15/09          25,442             --
Malaysian Ringgit ...       HSBC       Sell       13,154,398        2,664,721 EUR     7/15/09              --         (2,659)
Malaysian Ringgit ...       CITI        Buy        5,445,951        1,085,889 EUR     7/15/09          25,383             --
Malaysian Ringgit ...       HSBC        Buy       13,154,398        2,632,459 EUR     7/15/09          47,911             --
Malaysian Ringgit ...       DBAB        Buy        1,648,576          329,057 EUR     7/15/09           7,205             --
Malaysian Ringgit ...       DBAB       Sell        1,648,576          334,716 EUR     7/15/09             732             --
Malaysian Ringgit ...       CITI       Sell        5,445,951        1,104,095 EUR     7/15/09             154             --
Taiwan Dollar .......       CITI        Buy       65,524,781        1,414,947 EUR     7/15/09           9,436             --
Taiwan Dollar .......       DBAB        Buy        7,650,599          164,529 EUR     7/15/09           2,054             --
Taiwan Dollar .......       DBAB       Sell        7,650,599          173,962 EUR     7/15/09          11,178             --
Taiwan Dollar .......       CITI       Sell       65,524,781        1,487,746 EUR     7/15/09          92,672             --
Malaysian Ringgit ...       JPHQ        Buy        2,496,859          712,615         7/16/09              --         (2,702)
Malaysian Ringgit ...       HSBC        Buy        1,263,718          360,619         7/16/09              --         (1,316)
Malaysian Ringgit ...       DBAB        Buy        5,265,973        1,052,984 EUR     7/16/09          20,304             --
Malaysian Ringgit ...       DBAB       Sell        5,265,973        1,069,125 EUR     7/16/09           2,335             --
Taiwan Dollar .......       DBAB        Buy       21,329,484          460,680 EUR     7/16/09           2,946             --
Taiwan Dollar .......       DBAB       Sell       21,329,484          484,998 EUR     7/16/09          31,163             --


                    Quarterly Statements of Investments | 29

Templeton Global Investment Trust

                                                                                    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------                ------------   ----   --------------   ------------------   ----------   ------------   ------------
Euro ................       BZWS        Buy        2,138,873        2,995,877         7/17/09    $      4,138     $       --
Euro ................       BZWS       Sell        2,138,873        3,357,603         7/17/09         357,588             --
Malaysian Ringgit ...       HSBC       Sell        5,350,607        1,083,601 EUR     7/17/09              --         (1,365)
Malaysian Ringgit ...       JPHQ       Sell        1,580,000          319,592 EUR     7/17/09              --           (948)
Malaysian Ringgit ...       HSBC        Buy        5,350,607        1,069,437 EUR     7/17/09          21,232             --
Malaysian Ringgit ...       JPHQ        Buy        1,580,000          316,811 EUR     7/17/09           4,849             --
Malaysian Ringgit ...       JPHQ        Buy       47,052,238       13,361,419         7/20/09          14,560             --
Euro ................       BOFA        Buy        1,645,287        2,110,681         7/22/09         197,030             --
Euro ................       BOFA       Sell        1,645,287        2,562,123         7/22/09         254,412             --
Euro ................       UBSW        Buy        3,784,160        5,301,835         7/24/09           5,907             --
Euro ................       UBSW        Buy        1,069,437        2,114,063 SGD     7/24/09          41,135             --
Euro ................       UBSW       Sell        3,784,160        5,919,561         7/24/09         611,820             --
Euro ................       UBSW       Sell        1,069,437        2,224,600 SGD     7/24/09          35,145             --
Malaysian Ringgit ...       HSBC       Sell        3,724,921          753,941 EUR     7/24/09              --         (1,264)
Malaysian Ringgit ...       HSBC        Buy        3,724,921          740,379 EUR     7/24/09          20,287             --
Euro ................       CITI       Sell        2,427,000       89,434,950 RUB     7/28/09              --       (556,113)
Malaysian Ringgit ...       HSBC       Sell        1,805,786          365,292 EUR     7/31/09              --           (770)
Malaysian Ringgit ...       HSBC        Buy        1,805,786          359,933 EUR     7/31/09           8,286             --
Mexican Peso ........       CITI       Sell       19,451,000        1,381,571         7/31/09              --        (87,634)
New Zealand Dollar ..       DBAB       Sell        7,759,072        4,319,553         7/31/09              --       (675,991)
New Zealand Dollar ..       UBSW       Sell        3,128,354        1,727,821         7/31/09              --       (286,315)
New Zealand Dollar ..       DBAB       Sell        7,729,554        4,319,553         8/03/09              --       (655,992)
New Zealand Dollar ..       BZWS       Sell        3,025,798        1,727,821         8/03/09              --       (219,897)
Brazilian Real ......       DBAB       Sell       10,323,000        4,577,624         8/04/09              --       (656,255)
Indonesian Rupiah ...       HSBC       Buy    61,262,181,998        9,095,687 NZD     8/04/09          98,301             --
New Zealand Dollar ..       CITI       Sell        7,676,080        4,319,553         8/04/09              --       (621,242)
New Zealand Dollar ..       DBAB       Sell        3,062,372        1,727,821         8/04/09              --       (243,309)
New Zealand Dollar ..       BZWS       Sell        1,524,584          857,274         8/04/09              --       (124,042)
Malaysian Ringgit ...       JPHQ       Sell        3,607,059          729,111 EUR     8/05/09              --         (2,175)
Malaysian Ringgit ...       JPHQ        Buy        3,607,059          727,846 EUR     8/05/09           3,950             --
New Zealand Dollar ..       DBAB       Sell        2,277,116        1,285,910         8/05/09              --       (179,683)
New Zealand Dollar ..       CITI       Sell        3,006,116        1,714,547         8/06/09              --       (220,115)
New Zealand Dollar ..       FBCO       Sell        1,500,277          857,274         8/06/09              --       (108,268)
New Zealand Dollar ..       DBAB       Sell        2,979,562        1,704,220         8/07/09              --       (213,225)
New Zealand Dollar ..       CITI       Sell        2,966,178        1,704,220         8/07/09              --       (204,612)
New Zealand Dollar ..       FBCO       Sell        2,932,345        1,704,220         8/07/09              --       (182,839)
New Zealand Dollar ..       FBCO       Sell        1,469,105          852,110         8/10/09              --        (93,118)
New Zealand Dollar ..       FBCO       Sell        1,468,383          852,110         8/11/09              --        (92,591)
New Zealand Dollar ..       DBAB       Sell        2,757,975        1,625,413         8/12/09              --       (148,844)
Russian Ruble .......       DBAB        Buy      130,500,658        7,777,155 NZD     8/12/09              --       (863,551)
New Zealand Dollar ..       DBAB       Sell        3,586,518   43,463,214,384 VND     8/14/09         121,072             --
Russian Ruble .......       DBAB        Buy       63,533,354        3,796,209 NZD     8/14/09              --       (427,536)
Mexican Peso ........       DBAB       Sell      102,962,741      240,006,149 RUB     8/18/09              --       (155,822)
Japanese Yen ........       JPHQ        Buy      100,611,000          646,725 EUR     8/21/09         137,727             --
Japanese Yen ........       DBAB        Buy      100,272,600          642,505 EUR     8/21/09         140,131             --
Japanese Yen ........       DBAB       Sell      100,272,600          750,319 EUR     8/21/09          11,082             --
Japanese Yen ........       JPHQ       Sell      100,611,000          749,693 EUR     8/21/09           6,689             --
New Zealand Dollar ..       FBCO       Sell        2,694,955        1,625,489         8/24/09              --       (106,842)


                    30 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------                ------------   ----   --------------   ------------------   ----------   ------------   ------------
Japanese Yen ........       DBAB        Buy       99,628,200          638,806 EUR     8/26/09    $    138,701   $         --
Japanese Yen ........       DBAB       Sell       99,628,200          745,664 EUR     8/26/09          11,170             --
New Zealand Dollar ..       DBAB       Sell        2,682,000        1,621,886         8/26/09              --        101,888)
Mexican Peso ........       DBAB       Sell        1,809,177        4,326,104 RUB     9/17/09             140             --
Chinese Yuan ........       JPHQ        Buy        5,885,000          613,021 EUR     9/18/09           2,672             --
Chinese Yuan ........       DBAB        Buy       14,654,000        1,532,485 EUR     9/23/09              --         (1,612)
Chinese Yuan ........       HSBC        Buy       22,011,700        2,298,711 EUR     9/23/09           2,103             --
Swedish Krona .......       UBSW        Buy        4,000,000          415,883 EUR     9/23/09              --        (64,917)
Chinese Yuan ........       JPHQ        Buy       16,359,000        1,685,713 EUR     9/24/09          33,408             --
Malaysian Ringgit ...       JPHQ        Buy          300,000           61,331 EUR     9/30/09              --           (907)
Malaysian Ringgit ...       JPHQ       Sell          300,000           60,552 EUR     9/30/09              --           (185)
Poland Zloty ........       DBAB        Buy        8,156,625        2,381,705 EUR    10/01/09              --       (785,565)
Swedish Krona .......       UBSW        Buy       57,125,412        5,798,945 EUR    10/02/09              --       (729,981)
Chinese Yuan ........       HSBC        Buy       14,407,458        1,528,805 EUR    10/15/09              --        (30,989)
Chinese Yuan ........       HSBC        Buy       14,477,722        1,548,362 EUR    10/16/09              --        (48,025)
Chinese Yuan ........       HSBC        Buy       19,405,471        2,083,836 EUR    10/19/09              --        (75,902)
Chinese Yuan ........       HSBC        Buy       11,991,000        1,732,178        10/21/09          26,680             --
New Zealand Dollar ..       UBSW       Sell        4,674,756        2,868,664        11/30/09              --       (118,099)
New Zealand Dollar ..       DBAB       Sell        4,646,596        2,859,283        11/30/09              --       (109,489)
New Zealand Dollar ..       CITI       Sell        2,644,624        1,625,489        11/30/09              --        (64,196)
Mexican Peso ........       CITI       Sell       19,266,000        1,422,107        12/01/09              --         (7,896)
New Zealand Dollar ..       BZWS       Sell        7,749,884        4,789,428        12/02/09              --       (161,469)
New Zealand Dollar ..       DBAB       Sell        2,004,236        1,219,117        12/02/09              --        (61,260)
New Zealand Dollar ..       FBCO       Sell          661,401          409,056        12/02/09              --        (13,469)
Chinese Yuan ........       JPHQ        Buy       16,343,472        2,318,223        12/14/09          84,030             --
Chinese Yuan ........       HSBC        Buy       32,779,680        4,636,447        12/14/09         181,689             --
Chinese Yuan ........       HSBC        Buy       32,906,483        4,651,553        12/15/09         185,407             --
Chinese Yuan ........       JPHQ        Buy       32,793,450        4,651,553        12/15/09         168,792             --
Malaysian Ringgit ...       JPHQ        Buy       20,033,368        5,549,409        12/15/09         121,921             --
Chinese Yuan ........       HSBC        Buy       28,514,713        4,051,824        12/16/09         139,745             --
Malaysian Ringgit ...       JPHQ        Buy       14,394,105        4,051,824        12/16/09          22,957             --
Chinese Yuan ........       HSBC        Buy       10,384,875        1,468,865        12/17/09          57,736             --
Malaysian Ringgit ...       JPHQ        Buy        5,258,537        1,468,865        12/17/09          19,718             --
Chinese Yuan ........       HSBC        Buy       31,233,504        4,406,595        12/18/09         184,981             --
Malaysian Ringgit ...       JPHQ        Buy        6,292,617        1,762,638        12/21/09          18,486             --
Chinese Yuan ........       HSBC        Buy        9,985,645        1,434,719        12/22/09          33,476             --
Malaysian Ringgit ...       HSBC        Buy        5,140,287        1,469,409        12/22/09              --        (14,490)
Mexican Peso ........       DBAB       Sell      115,926,395        8,549,649        12/22/09              --        (28,896)
Mexican Peso ........       DBAB        Buy      115,926,395        8,188,338        12/22/09         390,206             --
Malaysian Ringgit ...       HSBC        Buy        4,085,795        1,175,092        12/23/09              --        (18,669)
Mexican Peso ........       DBAB       Sell       48,144,023        3,553,563        12/23/09              --         (8,579)
Mexican Peso ........       DBAB        Buy       48,144,023        3,411,808        12/23/09         150,333             --
Mexican Peso ........       DBAB       Sell       77,193,648        5,677,256        12/24/09              --        (33,425)
Mexican Peso ........       DBAB        Buy       77,193,648        5,458,892        12/24/09         251,788             --
Malaysian Ringgit ...       HSBC        Buy        4,622,694        1,321,978        12/28/09              --        (13,747)
Mexican Peso ........       DBAB       Sell       20,665,000        1,514,585        12/28/09              --        (13,315)
Mexican Peso ........       DBAB       Sell       21,069,000        1,545,101        12/29/09              --        (12,457)
Chilean Peso ........       DBAB        Buy      844,670,000        1,337,350         1/28/10         251,069             --


                    Quarterly Statements of Investments | 31

Templeton Global Investment Trust

                                                                                    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------                ------------   ----   --------------   ------------------   ----------   ------------   ------------
Chilean Peso ........       JPHQ        Buy      256,050,000          407,723         1/29/10    $     73,784     $       --
Chilean Peso ........       DBAB        Buy    1,944,130,000        3,098,727         1/29/10         557,245             --
Singapore Dollar ....       HSBC       Sell       20,129,000       13,423,458         1/29/10              --       (461,436)
Singapore Dollar ....       BZWS       Sell        5,033,000        3,344,642         1/29/10              --       (127,099)
Singapore Dollar ....       UBSW       Sell        5,035,000        3,346,427         1/29/10              --       (126,694)
Swedish Krona .......       DBAB        Buy        1,850,000          176,434 EUR     1/29/10              --         (7,638)
Chilean Peso ........       DBAB        Buy      407,730,000          652,368         2/02/10         114,372             --
New Zealand Dollar ..       DBAB       Sell        2,849,281        1,440,425         2/02/10              --       (373,105)
Singapore Dollar ....       HSBC       Sell        5,042,000        3,355,361         2/02/10              --       (122,572)
Singapore Dollar ....       BZWS       Sell        2,017,000        1,341,983         2/02/10              --        (49,328)
Chilean Peso ........       DBAB        Buy      765,100,000        1,223,181         2/03/10         215,595             --
Chinese Yuan ........       DBAB        Buy       38,690,000        5,485,421         2/03/10         211,182             --
Singapore Dollar ....       HSBC       Sell        6,316,000        4,193,919         2/03/10              --       (162,804)
Indian Rupee ........       JPHQ        Buy       25,080,000          493,701         2/04/10          23,339             --
Singapore Dollar ....       HSBC       Sell        6,351,000        4,193,851         2/04/10              --       (187,010)
Singapore Dollar ....       HSBC       Sell        5,066,000        3,355,300         2/05/10              --       (139,176)
Singapore Dollar ....       JPHQ       Sell        3,990,000        2,650,282         2/08/10              --       (101,970)
Singapore Dollar ....       JPHQ       Sell        5,057,000        3,358,348         2/09/10              --       (129,904)
Singapore Dollar ....       BZWS       Sell        2,003,700        1,343,296         2/11/10              --        (38,827)
Chilean Peso ........       DBAB        Buy      401,200,000          652,358         2/12/10         102,095             --
Malaysian Ringgit ...       DBAB        Buy       20,965,107        5,775,512         2/12/10         154,224             --
New Zealand Dollar ..       HSBC       Sell        1,252,857          650,734         2/12/10              --       (146,230)
Chilean Peso ........       DBAB        Buy      987,520,000        1,630,917         2/16/10         226,098             --
Chilean Peso ........       DBAB        Buy      985,820,000        1,640,300         2/17/10         213,516             --
Malaysian Ringgit ...       HSBC        Buy        5,278,000        1,447,415         2/17/10          45,311             --
Norwegian Krone .....       DBAB        Buy        1,526,000          224,207         2/17/10          11,750             --
New Zealand Dollar ..       HSBC       Sell        1,672,090          836,380         2/22/10              --       (226,647)
Chilean Peso ........       DBAB        Buy      497,180,000          820,158         2/26/10         114,770             --
Chilean Peso ........       CITI        Buy    1,689,520,000        2,788,525         2/26/10         388,555             --
New Zealand Dollar ..       DBAB       Sell          991,691          497,333         2/26/10              --       (132,985)
Chilean Peso ........       DBAB        Buy      494,720,000          820,159         3/03/10         110,139             --
Chilean Peso ........       DBAB        Buy      803,620,000        1,312,247         3/04/10         198,921             --
Chilean Peso ........       DBAB        Buy      503,570,000          820,147         3/05/10         126,791             --
Chilean Peso ........       DBAB        Buy      474,950,000          771,988         3/08/10         121,129             --
Chilean Peso ........       DBAB        Buy      504,600,000          820,154         3/09/10         128,716             --
Swedish Krona .......       DBAB        Buy       41,000,000        3,641,693 EUR     3/12/10         208,038             --
Singapore Dollar ....       JPHQ       Sell        6,150,000        3,996,621         3/17/10              --       (245,392)
Singapore Dollar ....       DBAB       Sell        6,143,000        3,996,305         3/17/10              --       (240,880)
Singapore Dollar ....       DBAB       Sell        5,892,000        3,831,198         3/18/10              --       (232,852)
Singapore Dollar ....       DBAB       Sell        8,823,000        5,747,259         3/19/10              --       (338,464)
Singapore Dollar ....       DBAB       Sell       11,749,000        7,662,683         3/22/10              --       (441,240)
Singapore Dollar ....       UBSW       Sell       10,671,000        7,025,710         3/23/10              --       (334,649)
Singapore Dollar ....       JPHQ       Sell        2,891,000        1,915,965         3/31/10              --       (78,103)
Indian Rupee ........       DBAB        Buy       36,463,000          704,681         4/09/10          44,271             --
Indian Rupee ........       DBAB        Buy       78,190,000        1,510,042         4/12/10          95,714             --
Indian Rupee ........       JPHQ        Buy       52,519,000        1,006,690         4/13/10          71,812             --
Indian Rupee ........       JPHQ        Buy       51,553,000        1,006,698         4/15/10          51,848             --
Indian Rupee ........       JPHQ        Buy       25,753,000          504,763         4/19/10          23,909             --


                    32 | Quarterly Statements of Investments

Templeton Global Investment Trust

                                                                                    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------                ------------   ----   --------------   ------------------   ----------   ------------   ------------
Indian Rupee ........       DBAB        Buy       18,126,000          353,333         4/19/10    $     18,767   $         --
Malaysian Ringgit ...       JPHQ        Buy        4,383,850        1,210,908         4/19/10          28,209             --
Swedish Krona .......       DBAB        Buy      123,614,356       11,351,806 EUR     4/19/10         106,767             --
Malaysian Ringgit ...       JPHQ        Buy       12,561,000        3,498,204         4/20/10          52,208             --
Chilean Peso ........       CITI        Buy      557,504,000          950,237         4/23/10          98,097             --
Malaysian Ringgit ...       JPHQ        Buy        1,600,000          437,218         4/23/10          15,021             --
Chilean Peso ........       CITI        Buy      544,382,000          928,726         4/26/10          94,933             --
Indian Rupee ........       DBAB        Buy       36,620,000          706,658         4/26/10          44,804             --
Chilean Peso ........       JPHQ        Buy      430,475,000          735,666         4/27/10          73,802             --
Chilean Peso ........       CITI        Buy      432,020,000          735,666         4/27/10          76,707             --
Indian Rupee ........       JPHQ        Buy        5,224,000          100,947         4/27/10           6,246             --
Chilean Peso ........       UBSW        Buy       86,882,000          147,133         4/28/10          16,241             --
Chilean Peso ........       CITI        Buy      693,880,000        1,177,065         4/28/10         127,711             --
Indian Rupee ........       JPHQ        Buy       25,919,000          504,752         4/28/10          27,061             --
Indian Rupee ........       JPHQ        Buy       25,944,000          504,747         4/30/10          27,519             --
Euro ................       DBAB       Sell          730,724        7,776,873 SEK     5/04/10              --        (16,482)
Malaysian Ringgit ...       JPHQ        Buy        8,952,000        2,538,134         5/06/10              --         (8,011)
Peruvian Nuevo Sol ..       DBAB        Buy       11,274,310        3,751,850         5/07/10              --        (45,557)
Swedish Krona .......       BOFA        Buy       51,264,586        4,890,726 EUR     5/11/10              --       (212,173)
Chilean Peso ........       DBAB        Buy      375,660,000          655,213         5/18/10          51,180             --
Malaysian Ringgit ...       JPHQ        Buy        3,200,000          901,028         5/18/10           3,344             --
Peruvian Nuevo Sol ..       DBAB        Buy        8,081,654        2,633,481         5/18/10          22,753             --
Russian Ruble .......       DBAB        Buy       41,880,160          894,128 EUR     5/24/10              --        (33,122)
Chilean Peso ........       DBAB        Buy       60,150,000          107,757         5/26/10           5,349             --
Chilean Peso ........       CITI        Buy       17,180,000           30,789         5/26/10           1,517             --
Peruvian Nuevo Sol ..       CITI        Buy        2,186,000          718,488         5/26/10              --           (106)
Chilean Peso ........       CITI        Buy       77,510,000          137,137         5/28/10           8,613             --
Chilean Peso ........       DBAB        Buy       77,490,000          137,150         5/28/10           8,562             --
Chilean Peso ........       CITI        Buy       30,910,000           54,854         6/01/10           3,270             --
Indian Rupee ........       DBAB        Buy       49,615,000        1,010,921         6/01/10           5,162             --
Indian Rupee ........       HSBC        Buy        1,471,000           30,330         6/02/10              --           (206)
Indian Rupee ........       HSBC        Buy        7,279,000          151,646         6/03/10              --         (2,593)
Indian Rupee ........       HSBC        Buy       48,585,000        1,010,924         6/04/10              --        (16,101)
Poland Zloty ........       DBAB        Buy        9,659,000        2,123,277 EUR     6/04/10          10,478             --
Indian Rupee ........       DBAB        Buy       24,293,000          505,472         6/07/10              --         (8,134)
Poland Zloty ........       DBAB        Buy        9,138,000        1,990,720 EUR     6/07/10          34,840             --
Indian Rupee ........       DBAB        Buy       12,253,000          254,212         6/08/10              --         (3,376)
Indian Rupee ........       HSBC        Buy        9,755,000          202,176         6/08/10              --         (2,478)
Poland Zloty ........       CITI        Buy        3,667,000          796,177 EUR     6/08/10          17,694             --
Indian Rupee ........       DBAB        Buy        9,894,000          203,371         6/10/10              --           (850)
Indian Rupee ........       BZWS        Buy       14,796,000          305,072         6/11/10              --         (2,229)
Indian Rupee ........       HSBC        Buy        9,915,000          203,385         6/11/10              --           (445)
Indian Rupee ........       DBAB        Buy       24,766,000          508,438         6/16/10              --         (1,670)
Indian Rupee ........       DBAB        Buy       22,559,000          457,586         6/21/10           3,893             --
Indian Rupee ........       JPHQ        Buy       25,600,000          519,270         6/22/10           4,389             --
Indian Rupee ........       DBAB        Buy       38,739,000          778,908         6/24/10          13,426             --
Indian Rupee ........       HSBC        Buy       26,015,000          519,261         6/25/10          12,797             --
Malaysian Ringgit ...       CITI        Buy        5,445,951        1,537,753         6/25/10           1,086             --


                    Quarterly Statements of Investments | 33

Templeton Global Investment Trust

                                                                                    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
--------                ------------   ----   --------------   ------------------   ----------   ------------   ------------
Peruvian Nuevo Sol ..       DBAB       Buy         4,738,000        1,547,102         6/28/10    $      9,040   $         --
Malaysian Ringgit ...       HSBC       Buy        24,035,711        6,771,577         6/29/10          19,963             --
Malaysian Ringgit ...       JPHQ       Buy        16,592,059        4,675,795         6/29/10          12,463             --
Malaysian Ringgit ...       DBAB       Buy        15,109,723        4,259,860         6/29/10           9,549             --
                                                                                                 ------------   ------------
   Unrealized appreciation (depreciation) on forward exchange contracts ....................       12,152,662    (14,472,727)
                                                                                                 ------------   ------------
      Net unrealized depreciation on forward exchange contracts ............................                    $ (2,320,065)
                                                                                                                ============

At June 30, 2009, the Templeton Income Fund had the following interest rate swap contracts outstanding.

                 PAY/RECEIVE      FIXED                                                     EXPIRATION    UNREALIZED     UNREALIZED
COUNTERPARTY    FLOATING RATE      RATE           FLOATING RATE        NOTIONAL AMOUNT(a)      DATE      APPRECIATION   DEPRECIATION
------------    -------------   ---------   ------------------------   ------------------   ----------   ------------   ------------
MLCO ........       Pay           7.053%    Tasa Nominal Annual Rate   7,100,000,000  CLP     6/13/18     $1,932,236         $--
JPHQ ........       Pay            7.06%    Tasa Nominal Annual Rate   2,386,300,000  CLP     6/13/18        651,865          --
MLCO ........       Pay           7.094%    Tasa Nominal Annual Rate   7,800,000,000  CLP     6/16/18      2,158,420          --
JPHQ ........       Pay            7.15%    Tasa Nominal Annual Rate   2,435,000,000  CLP     6/18/18        696,456          --
JPHQ ........       Pay            7.85%    Tasa Nominal Annual Rate     602,400,000  CLP     7/11/18        236,087          --
JPHQ ........       Pay           7.855%    Tasa Nominal Annual Rate     604,800,000  CLP     7/17/18        236,431          --
                                                                                                          ----------         ---
   Unrealized appreciation (depreciation) ...........................................................      5,911,495          --
                                                                                                          ----------         ---
      Net unrealized appreciation (depreciation) ....................................................     $5,911,495
                                                                                                          ==========

(a)  In U.S. dollars unless otherwise indicated.

See Abbreviations on page 40.

                     See Notes to Statements of Investments.


                    34 | Quarterly Statements of Investments

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.


                    Quarterly Statements of Investments | 35

Templeton Global Investment Trust

2. SECURITY VALUATION (CONTINUED)

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be depositied as collateral.

Certain funds enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount.


                    36 | Quarterly Statements of Investments

Templeton Global Investment Trust

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Fund's investment objectives.

4. FOREIGN EXCHANGE CONTRACTS

The Funds enter into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

5. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    TEMPLETON
                                   TEMPLETON        EMERGING       TEMPLETON       TEMPLETON
                                      BRIC           MARKETS        FRONTIER         INCOME
                                      FUND       SMALL CAP FUND   MARKETS FUND        FUND
                                 -------------   --------------   ------------   -------------
Cost of investments ..........   $ 563,579,442    $ 82,664,624     $8,371,881    $ 936,323,338
                                 =============    ============     ==========    =============
Unrealized appreciation ......   $  51,574,976    $ 13,647,348     $1,372,993    $  18,860,242
Unrealized depreciation ......    (117,373,009)    (16,196,898)      (130,880)    (160,286,032)
                                 -------------    ------------     ----------    -------------
Net unrealized appreciation
   (depreciation) ............   $ (65,798,033)   $ (2,549,550)    $1,242,113    $(141,425,790)
                                 =============    ============     ==========    =============

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                    Quarterly Statements of Investments | 37

Templeton Global Investment Trust

7. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                               LEVEL 1       LEVEL 2      LEVEL 3         TOTAL
                                            ------------   ----------   ----------    ------------
TEMPLETON BRIC FUND
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      Russia ............................   $ 76,565,041   $3,835,673   $       --    $ 80,400,714
      All other Equity Investments(b) ...    412,999,176           --           --     412,999,176
   Short Term Investments ...............      4,381,519           --           --       4,381,519
                                            ------------   ----------   ----------    ------------
         Total Investments in
            Securities ..................   $493,945,736   $3,835,673   $       --    $497,781,409
                                            ============   ==========   ==========    ============
TEMPLETON EMERGING MARKETS SMALL
CAP FUND
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      China .............................   $ 10,579,791   $       --   $       --(c) $ 10,579,791
      South Korea .......................      2,680,497           --    1,509,939       4,190,436
      All other Equity Investments(b) ...     61,578,419           --           --      61,578,419
   Short Term Investments ...............      3,766,428           --           --       3,766,428
                                            ------------   ----------   ----------    ------------
         Total Investments in
            Securities ..................   $ 78,605,135   $       --   $1,509,939    $ 80,115,074
                                            ============   ==========   ==========    ============
TEMPLETON FRONTIER MARKETS FUND
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      Croatia ...........................   $     26,140   $   88,490   $       --    $    114,630
      Malawi ............................             --      164,840           --         164,840
      All other Equity Investments(b) ...      7,255,466           --           --       7,255,466
   Convertible Bonds ....................             --          677           --             677
   Short Term Investments ...............      2,078,381           --           --       2,078,381
                                            ------------   ----------   ----------    ------------
         Total Investments in
            Securities ..................   $  9,359,987   $  254,007   $       --    $  9,613,994
                                            ============   ==========   ==========    ============


                    38 | Quarterly Statements of Investments

Templeton Global Investment Trust

7. FAIR VALUE MEASUREMENTS (CONTINUED)

                                           LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
                                        ------------   ------------   ----------   ------------
TEMPLETON INCOME FUND
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      All other Equity Investments(b)   $304,705,974   $         --       $--      $304,705,974
      Equity-Linked Securities ......             --     19,135,447        --        19,135,447
   Senior Floating Rate Interests ...      1,103,034     44,337,541        --        45,440,575
   Corporate Bonds & Notes ..........        969,631    121,826,705        --       122,796,336
   Foreign Government and Agency
      Securities ....................      6,866,899    173,894,069        --       180,760,968
   Municipal Bonds ..................             --     14,805,689        --        14,805,689
   Short Term Investments ...........     98,285,067      8,967,492        --       107,252,559
                                        ------------   ------------       ---      ------------
      Total Investments in Securities   $411,930,605   $382,966,943       $--      $794,897,548
                                        ============   ============       ===      ============
Forward Exchange Contracts ..........   $         --   $ 12,152,662       $--      $ 12,152,662
Swap Contracts ......................             --      5,911,495        --         5,911,495
LIABILITIES:
   Forward Exchange Contracts .......   $         --   $ 14,472,727       $--      $ 14,472,727

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

(c)  Includes securities determined to have no value at June 30, 2009.

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                       NET CHANGE
                                                                                                                     IN UNREALIZED
                                                            NET CHANGE                                                APPRECIATION
                                                                IN                                                   (DEPRECIATION)
                                                NET         UNREALIZED        NET        TRANSFER                   ATTRIBUTABLE TO
                                BEGINNING     REALIZED     APPRECIATION    PURCHASES   IN (OUT) OF     ENDING      ASSETS STILL HELD
                                 BALANCE    GAIN (LOSS)   (DEPRECIATION)    (SALES)      LEVEL 3       BALANCE       AT PERIOD END
                                ---------   -----------   --------------   ---------   -----------   ----------    -----------------
TEMPLETON EMERGING MARKETS
SMALL CAP FUND
ASSETS:
   Investments in Securities
   Equity Investments:
      China .................    $272,784       $--         $(272,784)        $--      $        --   $       --(a)     $(272,784)
      South Korea ...........          --        --                --          --        1,509,939    1,509,939               --
                                 --------       ---         ---------         ---      -----------   ----------        ---------
      Total investments in
         securities .........    $272,784       $--         $(272,784)        $--      $ 1,509,939   $1,509,939        $(272,784)
                                 ========       ===         =========         ===      ===========   ==========        =========

(a)  Includes securities determined to have no value at June 30, 2009.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.


                    Quarterly Statements of Investments | 39

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
NZD - New Zealand Dollar
OMR - Omani Rial
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
VND - Vietnamese Dong

SELECTED PORTFOLIO

ADR   - American Depository Receipt
AMBAC - American Municipal Bond Assurance Corp.
BDR   - Brazilian Depository Receipt
COP   - Certificate of Participation
FRN   - Floating Rate Note
FSA   - Financial Security Assurance Inc.
GDR   - Global Depository Receipt
IDR   - International Depository Receipt
MBIA  - Municipal Bond Investors Assurance Corp. (effective
        February 18, 2009, MBIA spun-off and established
        National Public Financial Guarantee Corp. as a
        subsidiary under MBIA)
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust

COUNTERPARTY

BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
CITI - Citibank N.A.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank USA
JPHQ - JP Morgan Chase Bank N.A.
MLCO - Merrill Lynch Capital Services
UBSW - UBS AG

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    40 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST


By /s/LAURA F. FERGERSON
  --------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date: August 27, 2009


By /s/MARK OTANI
  --------------------------------
      Mark Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date: August 27, 2009